UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia High Yield Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia High Yield Fund, Variable Series / June 30, 2009

Columbia High Yield Fund, Variable Series seeks total return, consisting of a high level of income and capital appreciation.

High Yield Portfolio Management Team, J. Matthew Philo, Lead Portfolio Manager, MacKay Shields LLC

Summary

•  For the six-month period that ended June 30, 2009, the fund, its benchmark—the Credit Suisse First Boston (CSFB) High Yield Index1—and the average fund in its peer group, the Lipper VUF High Current Yield Funds Classification,2 all returned more than 20% as high-yield bonds rallied off of their historical lows. The fund underperformed the index because it had less exposure to riskier areas of the high-yield market—a positioning that was dictated by our disciplined investment process. However, it gained more than the average fund in its peer group. Credit selection in the chemicals, energy, gaming/leisure and transportation sectors aided performance for the period, while underweights in food/tobacco, housing and services detracted from relative performance. A few of the fund's top issuers for the six-month period included Lucent Technologies, Community Health Systems, Ford Motor, Ford Motor Credit, Georgia Pacific, Icahn Enterprises (formerly American Real Estate Partners), Reliant Energy Mid Atlantic and SunGard Data Systems (1.2%, 1.2%, 0.5%, 1.6%, 2.3%, 1.6%, 0.4% and 0.4% of net assets, respectively).

•  The fund had more exposure than the index to the chemicals, energy, gaming/leisure and transportation sectors, which aided performance. In the chemicals sector, Mosaic and Nova Chemicals (0.8% and 0.3% of net assets, respectively) were top performers. In energy, Chapparal Energy (0.6% of net assets) rebounded from depressed levels as management alleviated investor concerns about the company's liquidity. Linn Energy and Mariner Energy (0.5% and 0.3% of net assets, respectively) were other positive performers. In gaming/leisure, Jacobs Entertainment (0.7% of net assets) was a top performer. In transportation, Ford Motor and Ford Motor Credit performed well following Ford's tender offer and subsequent debt reduction. In addition, Ford continues to gain market share from other domestic automakers. Credit selection in gaming/leisure and transportation was also positive for performance.

•  The fund lagged the index because it had less exposure to the riskier part of the high-yield market for the six-month period. We avoided this market segment because the yield difference between high and low quality bonds was insufficient, in our opinion, to compensate for its higher risk. The risk positioning was a direct result of the fund's disciplined investment approach, which attempts to maximize yield and capital appreciation while managing risk and limiting exposure to defaults. As a result, the fund was underweight in food/tobacco, housing and services, which were strong performers for the period. In addition, the fund lost ground on poor performance from BHM Technologies, Canwest Mediaworks, Greenbrier Companies, Neenah Foundry, Trustreet Properties and Town Sports International (0.1%, less than 0.1%, 0.2%, 0.1%, 0.7% and 0.3% of net assets, respectively).

•  Despite improved market sentiment, which helped drive the high-yield rally that began midway through this six-month period, we believe that the current recession will be more prolonged than consensus expectations and we expect record cumulative market defaults during this down cycle, concentrated in the lowest quality credits. As a result, we are maintaining a conservative risk profile.

Past performance is no guarantee of future results.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also involves a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high yield bond issuer's ability to make timely principal and interest payments.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based index that tracks the performance of high-yield bonds. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information

Columbia High Yield Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	Life*
Class A (07/07/00)	23.37	-5.80	3.29	5.68
Class B (05/01/06)	23.40	-5.87	3.25	5.66
Credit Suisse First Boston (CSFB) High Yield Index	27.22	-5.00	3.81	5.71

Inception date of share class is in parentheses.

*Index performance for the life of the fund is from June 30, 2000.

Net asset value per share ($)	12/31/08	06/30/09
Class A	7.53	9.29
Class B	7.52	9.28

Annual operating expense ratio (%)*

Class A	0.89
Class B	1.14

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the return of the fund's Class A shares (the oldest existing share class) for periods prior to May 1, 2006, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for Class B shares for the periods prior to May 1, 2006 would be lower.

Understanding Your Expenses

Columbia High Yield Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,233.71	1,021.82	3.32	3.01	0.60
Class B	1,000.00	1,000.00	1,234.01	1,021.52	3.66	3.31	0.66

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
CORPORATE FIXED-INCOME BONDS & NOTES—89.3%
Basic Materials—8.6%
Chemicals—2.9%
Agricultural Chemicals—1.0%
Mosaic Co. 7.375% 12/01/14 (b)	645,000	$664,350
7.625% 12/01/16 (b)	775,000	785,657
Terra Capital, Inc. 7.000% 02/01/17	375,000	342,656
		1,792,663
Chemicals – Diversified—1.6%
EquiStar Chemicals LP 7.550% 02/15/26 (c)	250,000	78,750
INVISTA 9.250% 05/01/12 (b)	1,840,000	1,734,200
Millennium America, Inc. 7.625% 11/15/26 (c)	205,000	14,350
NOVA Chemicals Corp. 4.538% 11/15/13 (d)	525,000	434,437
Tronox Worldwide LLC/Tronox Finance Corp. 9.500% 12/01/12 (e)	1,505,000	240,800
Westlake Chemical Corp. 6.625% 01/15/16	395,000	345,625
		2,848,162
Chemicals – Specialty—0.3%
Nalco Co. 7.750% 11/15/11	435,000	435,000
Forest Products & Paper—4.3%
Forestry—0.2%
Weyerhaeuser Co. 6.950% 10/01/27	465,000	356,104
Paper & Related Products—4.1%
Bowater, Inc. 9.375% 12/15/21 (c)	1,935,000	280,575
9.500% 10/15/12 (c)	10,000	1,500
Domtar Corp. 7.875% 10/15/11	1,115,000	1,087,125
Georgia-Pacific Corp. 7.000% 01/15/15 (b)	1,735,000	1,622,225
7.250% 06/01/28	130,000	97,175
7.375% 12/01/25	155,000	120,125
8.000% 01/15/24	2,106,000	1,790,100
8.875% 05/15/31	335,000	289,775
Norske Skog 8.625% 06/15/11	780,000	468,000
Smurfit Capital Funding PLC 7.500% 11/20/25	1,873,000	1,339,195
		7,095,795
Iron/Steel—0.0%
Steel – Specialty—0.0%
UCAR Finance, Inc. 10.250% 02/15/12	11,000	10,395

	Par (a)		Value
Metals & Mining—1.4%
Metal – Diversified—1.4%
Allegheny Ludlum Corp. 6.950% 12/15/25		300,000	$263,754
Allegheny Technologies, Inc. 8.375% 12/15/11		690,000	729,589
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17		1,310,000	1,319,825
			2,313,168
Communications—16.4%
Advertising—0.2%
Advertising Agencies—0.2%
Interpublic Group of Companies, Inc. 6.250% 11/15/14		385,000	336,875
Internet—0.5%
E-Commerce/Services—0.5%
Expedia, Inc. 7.456% 08/15/18		840,000	798,000
Media—4.4%
Cable TV—3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 10.000% 04/30/12 (b)(f)		1,235,000	1,188,688
Charter Term Loan Incremental Term Loan 6.250% 03/06/14 (g)		987,020	888,935
CSC Holdings, Inc. 8.500% 04/15/14 (b)		300,000	297,375
Rainbow National Services LLC 10.375% 09/01/14 (b)		1,675,000	1,735,719
Shaw Communications, Inc. 7.500% 11/20/13	CAD	365,000	349,915
Videotron Ltee 6.375% 12/15/15		1,475,000	1,321,969
6.875% 01/15/14		325,000	300,625
			6,083,226
Multimedia—0.7%
CanWest MediaWorks LP 9.250% 08/01/15 (b)(e)		710,000	71,000
CW Media Holdings, Inc. 13.500% 08/15/15 (b)		285,000	222,656
Lamar Media Corp. 7.250% 01/01/13		900,000	856,125
LBI Media, Inc. 8.500% 08/01/17 (b)		115,000	60,519
			1,210,300
Publishing – Newspapers—0.2%
Morris Publishing Group LLC 7.000% 08/01/13 (e)		1,465,000	73,250
Sun Media Corp. 7.625% 02/15/13		275,000	180,812
			254,062

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Publishing – Periodicals—0.0%
Ziff Davis Media, Inc. PIK, 13.500% 07/15/11 (d)(h)	74,931	$26,338
Television—0.0%
ION Media Networks, Inc. PIK, 10.070% 01/15/13 (b)(c)(d)	351,319	3,513
Telecommunication Services—11.3%
Cellular Telecommunications—1.3%
Centennial Cellular Operating Co./Centennial Communications Corp. 8.125% 02/01/14	30,000	30,675
10.125% 06/15/13	1,050,000	1,082,813
iPCS, Inc. 3.153% 05/01/13 (d)	65,000	51,350
Millicom International Cellular SA 10.000% 12/01/13	655,000	664,006
Sprint Nextel Corp. 6.000% 12/01/16	470,000	384,225
		2,213,069
Media—2.0%
Nielsen Finance LLC 2.321% 08/09/13 (d)(i)	1,508,521	1,354,736
Quebecor Media, Inc. 7.750% 03/15/16	2,160,000	1,957,500
Quebecor World, Inc. 9.750% 01/15/15 (b)(c)	1,855,000	166,950
		3,479,186
Satellite Telecommunications—1.0%
Inmarsat Finance PLC 10.375% 11/15/12	460,000	476,100
Intelsat Subsidiary Holding Co., Ltd. 8.500% 01/15/13	580,000	556,800
8.875% 01/15/15 (b)	880,000	787,960
Loral Cyberstar, Inc. 10.000% 07/15/06 (h)(j)	81,000	—
		1,820,860
Telecommunication Equipment—1.5%
Lucent Technologies, Inc. 6.450% 03/15/29	3,585,000	2,034,487
6.500% 01/15/28	80,000	44,800
Nortel Networks Ltd. 10.750% 07/15/16 (c)	1,795,000	619,275
		2,698,562
Telecommunication Services—0.5%
Colo.Com, Inc. 13.875% 03/15/10 (b)(c)(h)(j)	103,096	—
GCI, Inc. 7.250% 02/15/14	945,000	862,313
PAETEC Holding Corp. 9.500% 07/15/15	30,000	26,025
		888,338

	Par (a)	Value
Telephone – Integrated—4.0%
Qwest Communications International, Inc. 7.250% 02/15/11	1,395,000	$1,353,150
Qwest Corp. 7.200% 11/10/26	2,885,000	2,178,175
7.250% 09/15/25	220,000	168,300
8.875% 03/15/12	2,305,000	2,322,287
Virgin Media Finance PLC 9.500% 08/15/16	875,000	861,875
		6,883,787
Wireless Equipment—1.0%
American Tower Corp. 7.250% 05/15/19 (b)	335,000	324,113
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750% 05/01/17 (b)	1,405,000	1,369,875
		1,693,988
Consumer Cyclical—11.3%
Airlines—0.0%
Delta Air Lines, Inc. 1.000% 12/27/15 (k)	215,000	1,505
2.875% 02/06/24 (k)	470,000	3,290
2.875% 02/18/49 (k)	275,000	1,925
8.000% 06/03/23 (k)	280,000	1,960
8.300% 12/15/29 (k)	40,000	280
9.250% 03/15/49 (k)	280,000	1,960
9.750% 05/15/49 (k)	1,535,000	10,745
10.000% 08/15/49 (k)	285,000	1,995
10.125% 05/15/49 (k)	1,705,000	11,935
10.375% 12/15/22 (k)	275,000	1,925
10.375% 02/01/49 (k)	470,000	3,290
Northwest Airlines, Inc. 7.625% 11/15/23 (k)	500,000	2,550
7.875% 03/15/13 (k)	944,300	4,721
8.700% 03/15/49 (k)	35,000	175
8.875% 06/01/49 (k)	405,100	2,026
10.000% 02/01/49 (k)	2,035,600	10,178
		60,460
Apparel—0.5%
Textile – Apparel—0.5%
Unifi, Inc. 11.500% 05/15/14	1,240,000	818,400
Auto Manufacturers—0.5%
Auto – Cars/Light Trucks—0.5%
Ford Motor Co. 1.000% 12/16/13 (g)	1,280,000	922,880
Auto Parts & Equipment—1.5%
Auto/Truck Parts & Equipment – Original—0.5%
Collins & Aikman Products Co. 12.875% 08/15/12 (b)(c)(h)	620,000	62
Johnson Controls, Inc. 7.700% 03/01/15	445,000	443,456
Lear Corp. 8.750% 12/01/16 (e)	595,000	156,187

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Tenneco Automotive, Inc. 8.625% 11/15/14	175,000	$126,000
10.250% 07/15/13	62,000	58,745
		784,450
Rubber – Tires—1.0%
Goodyear Tire & Rubber Co. 5.010% 12/01/09 (d)	860,000	851,400
8.625% 12/01/11	462,000	455,070
10.500% 05/15/16	435,000	439,350
		1,745,820
Distribution/Wholesale—0.3%
ACE Hardware Corp. 9.125% 06/01/16 (b)	595,000	584,588
Entertainment—3.7%
Gambling (Non-Hotel)—3.7%
Boyd Gaming Corp. 7.750% 12/15/12	705,000	655,650
Chukchansi Economic Development Authority 8.000% 11/15/13 (b)	340,000	227,800
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (b)	720,000	604,800
Isle of Capri Casinos, Inc. 7.000% 03/01/14	631,000	507,955
Jacobs Entertainment, Inc. 9.750% 06/15/14	1,435,000	1,191,050
Mohegan Tribal Gaming Authority 6.125% 02/15/13	250,000	188,750
6.375% 07/15/09	485,000	472,875
MTR Gaming Group, Inc. 9.000% 06/01/12	325,000	222,625
9.750% 04/01/10	105,000	100,538
Penn National Gaming, Inc. 6.750% 03/01/15	550,000	500,500
6.875% 12/01/11	305,000	298,900
Pinnacle Entertainment, Inc. 8.750% 10/01/13	775,000	778,875
San Pasqual Casino 8.000% 09/15/13 (b)	40,000	32,400
Seminole Hard Rock Entertainment, Inc. 3.129% 03/15/14 (b)(d)	760,000	524,400
		6,307,118
Motion Pictures & Services—0.0%
United Artists Theatre Circuit, Inc. 9.300% 07/01/15 (h)	43,180	25,908
Home Furnishings—0.2%
Sealy Mattress Co. 10.875% 04/15/16 (b)	340,000	356,150
Housewares—0.4%
Libbey Glass, Inc. 8.260% 06/01/11 (d)	985,000	610,700

	Par (a)	Value
Leisure Time—0.5%
Recreational Centers—0.5%
Speedway Motorsports, Inc. 8.750% 06/01/16 (b)	420,000	$425,250
Town Sports International, Inc. 11.000% 02/01/14 (i)	839,000	429,987
		855,237
Lodging—1.8%
Casino Hotels—0.5%
MGM Mirage 13.000% 11/15/13 (b)	380,000	416,100
Seneca Gaming Corp. 7.250% 05/01/12	615,000	531,975
		948,075
Hotels & Motels—1.3%
Gaylord Entertainment Co. 8.000% 11/15/13	215,000	183,288
Host Hotels & Resorts LP 3.250% 04/15/24 (b)	770,000	744,012
7.000% 08/15/12	750,000	723,750
ITT Corp. 7.375% 11/15/15	420,000	386,400
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 05/15/18	210,000	180,075
		2,217,525
Retail—1.9%
Retail – Automobiles—0.7%
Asbury Automotive Group, Inc. 3.000% 09/15/12	480,000	339,000
7.625% 03/15/17	170,000	120,700
AutoNation, Inc. 3.131% 04/15/13 (d)	565,000	497,906
7.000% 04/15/14	200,000	192,500
		1,150,106
Retail – Drug Stores—0.5%
Rite Aid Corp. 8.625% 03/01/15	1,445,000	960,925
Retail – Miscellaneous/Diversified—0.3%
Susser Holdings LLC 10.625% 12/15/13	510,000	511,275
Retail – Restaurants—0.1%
Wendy's International, Inc. 6.250% 11/15/11	160,000	154,000
Retail – Vitamins/Nutritional Supplements—0.3%
NBTY, Inc. 7.125% 10/01/15	595,000	556,325
Consumer Non-Cyclical—14.9%
Agriculture—0.4%
Tobacco—0.4%
Reynolds American, Inc. 7.625% 06/01/16	495,000	496,483
7.750% 06/01/18	217,000	208,908
		705,391

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Beverages—0.6%
Beverages – Non-Alcoholic—0.3%
Cott Beverages, Inc. 8.000% 12/15/11	650,000	$604,500
Beverages – Wine/Spirits—0.3%
Constellation Brands, Inc. 7.250% 05/15/17	445,000	411,625
8.375% 12/15/14	85,000	85,213
		496,838
Biotechnology—0.2%
Medical – Biomedical/Gene—0.2%
Bio-Rad Laboratories, Inc. 8.000% 09/15/16 (b)	340,000	336,600
Commercial Services—2.1%
Commercial Services—1.2%
KAR Holdings, Inc. 8.750% 05/01/14	65,000	55,738
10.000% 05/01/15	1,330,000	1,090,600
Language Line Holdings, Inc. 11.125% 06/15/12	980,000	975,100
		2,121,438
Commercial Services – Finance—0.1%
Cardtronics, Inc. 9.250% 08/15/13	160,000	143,200
Schools—0.8%
Knowledge Learning Corp., Inc. 7.750% 02/01/15 (b)	1,435,000	1,334,550
Food—1.4%
Fisheries—0.3%
ASG Consolidated LLC/ASG Finance, Inc. 11.500% 11/01/11 (i)	680,000	622,200
Food – Meat Products—0.6%
Tyson Foods, Inc. 7.850% 04/01/16	940,000	906,403
10.500% 03/01/14 (b)	135,000	146,475
		1,052,878
Food – Retail—0.5%
American Stores Co. 7.900% 05/01/17	350,000	330,750
8.000% 06/01/26	375,000	327,187
Stater Brothers Holdings 7.750% 04/15/15	165,000	158,400
		816,337
Healthcare Products—3.6%
Medical Products—3.6%
Biomet, Inc. 10.000% 10/15/17	535,000	544,362
11.625% 10/15/17	570,000	558,600
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14	1,115,000	975,625
Hanger Orthopedic Group, Inc. 10.250% 06/01/14	995,000	1,027,337
Invacare Corp. 9.750% 02/15/15	610,000	616,100

	Par (a)	Value
Phibro Animal Health Corp. 10.000% 08/01/13 (b)	910,000	$800,800
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.750% 11/15/14	945,000	685,125
Universal Hospital Services, Inc. 4.635% 06/01/15 (d)	380,000	305,900
PIK, 8.500% 06/01/15	495,000	466,538
VWR Funding, Inc. PIK, 10.250% 07/15/15	415,000	327,850
		6,308,237
Healthcare Services—5.3%
Medical Products—1.1%
Rural/Metro Corp. 9.875% 03/15/15	720,000	634,500
Talecris Biotherapeutics 4.420% 12/06/13 (d)(i)	463,125	417,970
7.420% 12/06/14 (d)(i)	955,000	849,950
		1,902,420
Medical – Hospitals—3.0%
Community Health Systems, Inc. 2.560% 07/25/14 (d)(i)	282,652	253,937
2.560% 07/14/25 (d)(i)	48,471	43,547
2.560% 07/25/14 (i)	25,000	22,460
2.924% 07/05/14 (d)(i)	1,996,916	1,794,047
8.875% 07/15/15	1,345,000	1,318,100
HCA, Inc. 6.300% 10/01/12	1,170,000	1,073,475
6.750% 07/15/13	115,000	101,200
Vanguard Health Holding Co. LLC 9.000% 10/01/14	715,000	684,612
		5,291,378
Medical – Nursing Homes—0.2%
Skilled Healthcare Group, Inc. 11.000% 01/15/14	276,000	282,900
MRI/Medical Diagnostic Imaging—1.0%
Alliance Imaging, Inc. 7.250% 12/15/12	1,830,000	1,775,100
Household Products/Wares—0.2%
Consumer Products – Miscellaneous—0.2%
Jarden Corp. 7.500% 05/01/17	320,000	280,000
Pharmaceuticals—1.1%
Medical – Drugs—1.1%
Angiotech Pharmaceuticals, Inc. 4.418% 12/01/13 (d)	1,070,000	807,850
Catalent Pharma Solutions, Inc. 10.250% 04/15/15	1,260,000	629,510
Valeant Pharmaceuticals International 8.375% 06/15/16 (b)	225,000	223,313
Warner Chilcott Corp. 8.750% 02/01/15	175,000	174,125
		1,834,798

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Diversified—2.0%
Holding Companies—2.0%
Diversified Operations—2.0%
AMR Real Estate Partners LP 7.125% 02/15/13	2,295,000	$2,071,237
8.125% 06/01/12	770,000	708,400
ESI Tractebel Acquisition Corp. 7.990% 12/30/11	121,000	117,673
Leucadia National Corp. 7.125% 03/15/17	645,000	524,062
		3,421,372
Energy—10.3%
Coal—0.4%
Peabody Energy Corp. 7.375% 11/01/16	530,000	500,850
7.875% 11/01/26	275,000	237,187
		738,037
Oil & Gas—7.1%
Oil & Gas Drilling—1.1%
Parker Drilling Co. 9.625% 10/01/13	325,000	300,625
Pride International, Inc. 7.375% 07/15/14	1,555,000	1,543,338
		1,843,963
Oil Companies – Exploration & Production—6.0%
Berry Petroleum Co. 10.250% 06/01/14	355,000	358,550
Chaparral Energy, Inc. 8.500% 12/01/15	1,615,000	1,001,300
8.875% 02/01/17	55,000	34,100
Chesapeake Energy Corp. 6.375% 06/15/15	1,565,000	1,392,850
6.875% 11/15/20	230,000	185,150
Denbury Resources, Inc. 9.750% 03/01/16	375,000	385,312
Forest Oil Corp. 7.750% 05/01/14	15,000	14,400
8.000% 12/15/11	160,000	159,200
Hilcorp Energy LP/Hilcorp Finance Co. 9.000% 06/01/16 (b)	365,000	317,550
Kerr-McGee Corp. 6.950% 07/01/24	385,000	357,232
Linn Energy LLC 9.875% 07/01/18	660,000	582,450
11.750% 05/15/17 (b)	295,000	286,888
Mariner Energy, Inc. 7.500% 04/15/13	590,000	536,900
Newfield Exploration Co. 6.625% 09/01/14	605,000	557,356
6.625% 04/15/16	270,000	243,675
PetroHawk Energy Corp. 9.125% 07/15/13	710,000	706,450
Petroquest Energy, Inc. 10.375% 05/15/12	865,000	748,225

	Par (a)	Value
Plains Exploration & Production Co. 10.000% 03/01/16	630,000	$647,325
Stone Energy Corp. 8.250% 12/15/11	840,000	688,800
W&T Offshore, Inc. 8.250% 06/15/14 (b)	350,000	269,500
Whiting Petroleum Corp. 7.000% 02/01/14	1,060,000	983,150
		10,456,363
Oil & Gas Services—0.7%
Oil Field Machinery & Equipment—0.5%
Complete Production Services, Inc. 8.000% 12/15/16	915,000	782,325
Oil – Field Services—0.2%
Allis-Chalmers Energy, Inc. 9.000% 01/15/14	607,000	430,970
Pipelines—1.9%
Copano Energy LLC/Copano Energy Finance Corp. 7.750% 06/01/18	1,145,000	1,033,362
El Paso Natural Gas Co. 7.625% 08/01/10	295,000	293,627
MarkWest Energy Partners LP 6.875% 11/01/14	1,155,000	964,425
8.500% 07/15/16	640,000	550,400
Northwest Pipeline Corp. 7.125% 12/01/25	150,000	145,234
Regency Energy Partners LP/Regency Energy Finance Corp. 8.375% 12/15/13	311,000	300,115
		3,287,163
Retail—0.2%
Energy – Alternate Sources—0.2%
MXEnergy Holdings, Inc. 9.134% 08/01/11 (d)	800,000	320,000
Financials—9.6%
Banks—0.4%
Finance – Auto Loans—0.4%
GMAC LLC 8.000% 11/01/31 (b)	1,150,000	805,000
Diversified Financial Services—4.7%
Finance – Auto Loans—3.6%
AmeriCredit Corp. 8.500% 07/01/15	675,000	627,750
Daimler Chrysler 2nd Lien 6.840% 08/03/13 (d)(i)	1,790,000	1,470,997
Ford Motor Credit Co. 5.700% 01/15/10	785,000	757,644
5.879% 06/15/11 (d)	675,000	585,562
7.875% 06/15/10	1,275,000	1,211,078
12.000% 05/15/15	285,000	266,520

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
General Motors Acceptance Corp. 6.750% 12/01/14 (b)	1,212,000	$951,420
7.250% 03/02/11 (b)	316,000	289,140
		6,160,111
Finance – Investment Banker/Broker—0.3%
LaBranche & Co., Inc. 11.000% 05/15/12	585,000	533,081
Investment Management/Advisor Service—0.2%
Janus Capital Group, Inc. 6.950% 06/15/17	455,000	397,342
Special Purpose Entity—0.6%
Harley-Davidson Funding Corp. 6.800% 06/15/18 (b)	1,155,000	1,002,099
Insurance—3.0%
Insurance Brokers—1.5%
HUB International Holdings, Inc. 9.000% 12/15/14 (b)	1,780,000	1,452,925
USI Holdings Corp. 4.758% 11/15/14 (b)(d)	410,000	266,500
9.750% 05/15/15 (b)	755,000	505,850
Willis North America, Inc. 6.200% 03/28/17	435,000	385,228
		2,610,503
Multi-Line Insurance—0.5%
Fairfax Financial Holdings Ltd. 7.375% 04/15/18	105,000	95,025
7.750% 07/15/37	260,000	173,550
8.300% 04/15/26	15,000	11,100
Trinity Acquisition Ltd. 12.875% 12/31/16 (b)(h)	520,000	652,516
		932,191
Mutual Insurance—0.0%
Lumbermens Mutual Casualty 8.450% 12/01/97 (b)(c)	30,000	262
9.150% 07/01/26 (b)(c)	645,000	5,644
		5,906
Property/Casualty Insurance—1.0%
Crum & Forster Holdings Corp. 7.750% 05/01/17	1,920,000	1,665,600
Real Estate Investment Trusts (REITs)—1.5%
REITS – Health Care—0.4%
Omega Healthcare Investors, Inc. 7.000% 04/01/14	780,000	711,750
REITS – Office Property—0.4%
LNR Property 3.820% 07/12/10 (d)(i)	1,491,600	736,738
REITS – Single Tenant—0.7%
Trustreet Properties, Inc. 7.500% 04/01/15	1,106,000	1,135,723

	Par (a)	Value
Industrials—6.4%
Aerospace & Defense—0.8%
Aerospace/Defense—0.5%
DAE Aviation Holdings, Inc. 4.260% 07/31/14 (d)(i)	223,963	$171,332
4.790% 07/31/14 (d)(i)	455,734	348,636
11.250% 08/01/15 (b)	720,000	417,600
		937,568
Aerospace/Defense – Equipment—0.3%
BE Aerospace, Inc. 8.500% 07/01/18	455,000	428,837
Building Materials—1.3%
Building & Construction Products – Miscellaneous—0.5%
Building Materials Corp. of America 7.750% 08/01/14	425,000	378,250
Lafarge SA 6.500% 07/15/16	455,000	418,362
		796,612
Building Products – Cement/Aggregation—0.8%
Texas Industries, Inc. 7.250% 07/15/13 (b)	1,505,000	1,362,025
7.250% 07/15/13	75,000	67,313
		1,429,338
Building Products—0.1%
Chemical – Plastics—0.1%
CPG International I, Inc. 10.500% 07/01/13	210,000	117,600
Electrical Components & Equipment—0.1%
Wire & Cable Products—0.1%
Belden, Inc. 7.000% 03/15/17	305,000	269,925
Environmental Control—0.9%
Pollution Control—0.9%
Geo Sub Corp. 11.000% 05/15/12	2,020,000	1,499,850
Metal Fabricate/Hardware—0.1%
Metal Processors & Fabrication—0.1%
Neenah Foundry Co. 9.500% 01/01/17	1,055,000	232,100
Steel Pipe & Tube—0.0%
Mueller Water Products, Inc. 7.375% 06/01/17	70,000	51,625
Miscellaneous Manufacturing—1.4%
Diversified Manufacturing Operators—1.4%
Actuant Corp. 6.875% 06/15/17	680,000	618,800
Polypore, Inc. 8.750% 05/15/12	465,000	412,106
RBS Global, Inc. & Rexnord Corp. 9.500% 08/01/14	745,000	636,975
Tyco Electronics Group SA 5.950% 01/15/14	560,000	522,969
6.550% 10/01/17	195,000	177,046
		2,367,896

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Packaging & Containers—0.2%
Containers – Metal/Glass—0.2%
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	355,000	$346,125
Transportation—1.5%
Automotive—0.7%
BHM Technologies 8.500% 10/11/26 (d)(h)	551,551	89,627
12.250% 11/26/10 (d)(h)(i)	74,493	72,537
Navistar 3.560% 01/19/12 (d)(i)	957,000	823,618
3.569% 01/19/12 (d)(i)	348,000	299,498
		1,285,280
Transportation – Railroad—0.1%
Kansas City Southern de Mexico SA de CV 7.375% 06/01/14	280,000	235,200
Transportation – Shipping—0.7%
CEVA Group PLC 10.000% 09/01/14 (b)	115,000	78,200
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	845,000	724,588
Greenbrier Companies, Inc. 8.375% 05/15/15	560,000	313,600
		1,116,388
Technology—2.5%
Semiconductors—0.6%
Electronic Components – Miscellaneous—0.6%
NXP BV/NXP Funding LLC 7.875% 10/15/14	2,205,000	1,003,275
Software—1.9%
Application Software—1.8%
SS&C Technologies, Inc. 11.750% 12/01/13	1,190,000	1,166,200
Sungard Data Systems, Inc. 4.875% 01/15/14	795,000	703,575
10.625% 05/15/15 (b)	1,180,000	1,156,400
		3,026,175
Transactional Software—0.1%
Open Solutions, Inc. 9.750% 02/01/15 (b)	555,000	227,550
Utilities—7.3%
Electric—7.1%
Electric – Generation—0.9%
Cedar Brakes LLC 8.500% 02/15/14 (b)	81,450	78,926
9.875% 09/01/13 (b)	120,194	122,202
Intergen NV 9.000% 06/30/17 (b)	705,000	667,987
Reliant Energy Mid-Atlantic Power Holdings LLC 9.681% 07/02/26	700,000	661,500
		1,530,615

	Par (a)	Value
Electric – Integrated—3.0%
Energy Future Holdings Corp. 10.875% 11/01/17	1,115,000	$813,950
Ipalco Enterprises, Inc. 7.250% 04/01/16 (b)	345,000	329,475
Nevada Power Co. 5.875% 01/15/15	775,000	793,930
6.500% 04/15/12	200,000	208,865
PNM Resources, Inc. 9.250% 05/15/15	835,000	773,419
Public Service Co. of New Mexico 7.950% 05/15/18	585,000	567,940
Texas Competitive Electric Holdings Co. LLC 3.810% 10/10/14 (d)(i)	1,694,908	1,208,093
3.819% 10/10/14 (d)(i)	6,262	4,463
3.821% 10/10/14 (d)(i)	779,643	555,788
		5,255,923
Independent Power Producer—3.2%
AES Corp. 7.750% 03/01/14	2,140,000	2,027,650
AES Eastern Energy LP 9.000% 01/02/17	212,546	197,667
9.670% 01/02/29	150,000	129,750
NRG Energy, Inc. 7.250% 02/01/14	260,000	252,200
7.375% 02/01/16	720,000	681,300
Reliant Energy, Inc. 7.625% 06/15/14	500,000	457,500
7.875% 06/15/17	2,025,000	1,812,375
		5,558,442
Gas Utilities—0.2%
Retail – Propane Distributors—0.2%
Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	361,000	353,780
Total Corporate Fixed-Income Bonds & Notes (cost of $183,077,686)		154,766,439
	Shares
PREFERRED STOCKS—0.2%
Financials—0.2%
Real Estate Investment Trusts (REITs)—0.2%
Sovereign Real Estate Investment Corp., 12.00% (b)	450,000	330,750
Transportation—0.0%
Automotive—0.0%
BHM Technologies (h)(l)	430	4
Total Preferred Stocks (cost of $561,106)		330,754

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK—0.2%
Technology—0.2%
Software—0.2%
Quadramed Corp. 5.50% (b)	$21,300	$306,443
Total Convertible Preferred Stock (cost of $500,250)		306,443
	Par (a)
CONVERTIBLE BONDS—0.1%
Communications—0.0%
Internet—0.0%
At Home Corp. 4.750% 12/15/06 (e)(h)(k)	296,350	30
Consumer Cyclical—0.0%
Airlines—0.0%
Delta Air Lines, Inc. 8.000% 06/03/49 (k)	690,000	4,830
Financials—0.1%
Insurance—0.1%
Conseco, Inc. 3.500% 09/30/35 (m) (0.000% 09/30/10)	215,000	110,725
Total Convertible Bonds (cost of $216,138)		115,585
	Shares
COMMON STOCKS—0.0%
Communications—0.0%
Media—0.0%
Haights Cross Communications (h)(j)	27,056	—
Ziff Davis Media, Inc. (h)	1,111	11
		11
Industrials—0.0%
Road & Rail—0.0%
Quality Distribution, Inc. (l)	195	390
Information Technology—0.0%
Communications Equipment—0.0%
Loral Space & Communications, Inc. (l)	3	77
Transportation—0.0%
Automotive—0.0%
BHM Technologies (h)(l)	35,922	359

	Shares	Value
Utilities—0.0%
Gas Utilities—0.0%
Star Gas Partners LP (l)	14,800	$52,836
Total Common Stocks (cost of $310,072)		53,673
	Units
WARRANTS—0.0%
Communications—0.0%
Media—0.0%
Haights Cross Communications Expires 12/10/11 (b)(h)(j)(l)	318	—
Telecommunication Services—0.0%
Colo.Com, Inc. Expires 03/15/10 (b)(h)(j)(l)	125	—
Total Warrants (cost of $13,519)		—
	Par
SHORT-TERM OBLIGATION—8.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 07/27/11, market value $14,617,725 (repurchase proceeds $14,331,012)	$14,331,000	14,331,000
Total Short-Term Obligation (cost of $14,331,000)		14,331,000
Total Investments—98.1% (cost of $199,009,771) (n)		169,903,894
Other Assets & Liabilities, Net—1.9%		3,338,428
Net Assets—100.0%		$173,242,322

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, except for the following, amounted to $29,674,952, which represents 17.1% of net assets.

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Security	Acquisition Date	Shares/ Units	Acquisition Cost	Market Value
Haights Cross Communications Warrants Expire: 01/15/04 - 12/10/11	02/03/06	318	$—	$—
Quadramed Corp. Convertible 06/16/04 - Preferred Stock	02/01/06	21,300	500,250	306,443
Sovereign Real Estate 08/21/00 - Investment Corp.	10/17/06	450,000	561,082	330,750
				$637,193

(c)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $1,170,881, which represents 0.7% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(e)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $541,267, which represents 0.3% of net assets.

(f)  The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At June 30, 2009, the value of this security amounted to $1,188,688, which represents 0.7% of net assets.

(g)  Security purchased on a delayed delivery basis.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $867,392, which represents 0.5% of net assets.

(i)  Loan participation agreement.

(j)  Security has no value.

(k)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(l)  Non-income producing security.

(m)  Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(n)  Cost for federal income tax purposes is $199,780,730.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CORPORATE FIXED-INCOME BONDS & NOTES
Basic Materials
Chemicals
Agricultural Chemicals	$—	$1,792,663	$—	$1,792,663
Chemicals-Diversified	—	2,848,162	—	2,848,162
Chemicals-Specialty	—	435,000	—	435,000
	—	5,075,825	—	5,075,825
Forest Products & Paper
Forestry	—	356,104	—	356,104
Paper & Related Products	—	7,095,795	—	7,095,795
	—	7,451,899	—	7,451,899
Iron/Steel
Steel-Specialty	—	10,395	—	10,395
Metals & Mining
Metal-Diversified	—	2,313,168	—	2,313,168

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Communications
Advertising
Advertising Agencies	$—	$336,875	$—	$336,875
Internet
E-Commerce/Services	—	798,000	—	798,000
Media
Cable TV	—	6,083,226	—	6,083,226
Multimedia	—	1,210,300	—	1,210,300
Publishing- Newspapers	—	254,062	—	254,062
Publishing-Periodicals	—	—	26,338	26,338
Television	—	3,513	—	3,513
	—	7,551,101	26,338	7,577,439
Telecommunication Services
Cellular Telecommunications	—	2,213,069	—	2,213,069
Media	—	3,479,186	—	3,479,186
Satellite Telecommunications	—	1,820,860	—	1,820,860
Telecommunication Equipment	—	2,698,562	—	2,698,562
Telecommunication Services	—	888,338	—	888,338
Telephone-Integrated	—	6,883,787	—	6,883,787
Wireless Equipment	—	1,693,988	—	1,693,988
	—	19,677,790	—	19,677,790
Consumer Cyclical
Airlines
Airlines	—	60,460	—	60,460
Apparel
Textile-Apparel	—	818,400	—	818,400
Auto Manufacturers
Auto-Cars/Light Trucks	—	922,880	—	922,880
Auto Parts & Equipment
Auto/Truck Parts & Equipment- Original	—	784,388	62	784,450
Rubber-Tires	—	1,745,820	—	1,745,820
	—	2,530,208	62	2,530,270
Distribution/Wholesale
Distribution/Wholesale	—	584,588	—	584,588
Entertainment
Gambling (Non-Hotel)	—	6,307,118	—	6,307,118
Motion Pictures & Services	—	—	25,908	25,908
	—	6,307,118	25,908	6,333,026
Home Furnishings
Home Furnishings	—	356,150	—	356,150
Housewares
Housewares	—	610,700	—	610,700
Leisure Time
Recreational Centers	—	855,237	—	855,237
Lodging
Casino Hotels	—	948,075	—	948,075
Hotels & Motels	—	2,217,525	—	2,217,525
	—	3,165,600	—	3,165,600

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retail
Retail-Automobiles	$—	$1,150,106	$—	$1,150,106
Retail-Drug Stores	—	960,925	—	960,925
Retail-Miscellaneous/ Diversified	—	511,275	—	511,275
Retail-Restaurants	—	154,000	—	154,000
Retail-Vitamins/ Nutritional Supplements	—	556,325	—	556,325
	—	3,332,631	—	3,332,631
Consumer Non-Cyclical
Agriculture
Tobacco	—	705,391	—	705,391
Beverages
Beverages- Non-Alcoholic	—	604,500	—	604,500
Beverages- Wine/Spirits	—	496,838	—	496,838
	—	1,101,338	—	1,101,338
Biotechnology
Medical- Biomedical/Gene	—	336,600	—	336,600
Commercial Services
Commercial Services	—	2,121,438	—	2,121,438
Commercial Services-Finance	—	143,200	—	143,200
Schools	—	1,334,550	—	1,334,550
	—	3,599,188	—	3,599,188
Food
Fisheries	—	622,200	—	622,200
Food-Meat Products	—	1,052,878	—	1,052,878
Food-Retail	—	816,337	—	816,337
	—	2,491,415	—	2,491,415
Healthcare Products
Medical Products	—	6,308,237	—	6,308,237
Healthcare Services
Medical Products	—	1,902,420	—	1,902,420
Medical-Hospitals	—	5,291,378	—	5,291,378
Medical-Nursing Homes	—	282,900	—	282,900
MRI/Medical Diagnostic Imaging	—	1,775,100	—	1,775,100
	—	9,251,798	—	9,251,798
Household Products/Wares
Consumer Products- Miscellaneous	—	280,000	—	280,000
Pharmaceuticals
Medical-Drugs	—	1,834,798	—	1,834,798
Diversified
Holding Companies
Diversified Operations	—	3,421,372	—	3,421,372
Energy
Coal
Coal	—	738,037	—	738,037
Oil & Gas
Oil & Gas Drilling	—	1,843,963	—	1,843,963
Oil Companies- Exploration & Production	—	10,456,363	—	10,456,363
	—	12,300,326	—	12,300,326

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas Services
Oil Field Machinery & Equipment	$—	$782,325	$—	$782,325
Oil-Field Services	—	430,970	—	430,970
	—	1,213,295	—	1,213,295
Pipelines
Pipelines	—	3,287,163	—	3,287,163
Retail
Energy-Alternate Sources	—	320,000	—	320,000
Financials
Banks
Finance-Auto Loans	—	805,000	—	805,000
Diversified Financial Services
Finance-Auto Loans	—	6,160,111	—	6,160,111
Finance-Investment Banker/Broker	—	533,081	—	533,081
Investment Management/ Advisor Service	—	397,342	—	397,342
Special Purpose Entity	—	1,002,099	—	1,002,099
	—	8.092,633	—	8,092,633
Insurance
Insurance Brokers	—	2,610,503	—	2,610,503
Multi-Line Insurance	—	932,191	—	932,191
Mutual Insurance	—	5,906	—	5,906
Property/Casualty Insurance	—	1,665,600	—	1,665,600
	—	5,214,200	—	5,214,200
Real Estate Investment Trusts (REITs)
REITS-Health Care	—	711,750	—	711,750
REITS-Office Property	—	736,738	—	736,738
REITS-Single Tenant	—	1,135,723	—	1,135,723
	—	2,584,211	—	2,584,211
Industrials
Aerospace & Defense
Aerospace/Defense	—	937,568	—	937,568
Aerospace/Defense- Equipment	—	428,837	—	428,837
	—	1,366,405	—	1,366,405
Building Materials
Building & Construction Products- Miscellaneous	—	796,612	—	796,612
Building Products- Cement/ Aggregation	—	1,429,338	—	1,429,338
	—	2,225,950	—	2,225,950
Building Products
Chemical-Plastics	—	117,600	—	117,600
Electrical Components & Equipment
Wire & Cable Products	—	269,925	—	269,925
Environmental Control
Pollution Control	—	1,499,850	—	1,499,850

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Metal Fabricate/Hardware
Metal Processors & Fabrication	$—	$232,100	$—	$232,100
Steel Pipe & Tube	—	51,625	—	51,625
	—	283,725	—	283,725
Miscellaneous Manufacturing
Diversified Manufacturing Operators	—	2,367,896	—	2,367,896
Packaging & Containers
Containers- Metal/Glass	—	346,125	—	346,125
Transportation
Automotive	—	1,123,116	162,164	1,285,280
Transportation- Railroad	—	235,200	—	235,200
Transportation- Shipping	—	1,116,388	—	1,116,388
	—	2,474,704	162,164	2,636,868
Technology
Semiconductors
Electronic Components- Miscellaneous	—	1,003,275	—	1,003,275
Software
Application Software	—	3,026,175	—	3,026,175
Transactional Software	—	227,550	—	227,550
	—	3,253,725	—	3,253,725
Utilities
Electric
Electric-Generation	—	1,530,615	—	1,530,615
Electric-Integrated	—	5,255,923	—	5,255,923
Independent Power Producer	—	5,558,442	—	5,558,442
	—	12,344,980	—	12,344,980
Gas Utilities
Retail-Propane Distributors	—	353,780	—	353,780
Total Corporate Fixed-Income Bonds & Notes	—	154,551,967	214,472	154,766,439
PREFERRED STOCKS
Financials
Real Estate Investment Trusts (REITs)	—	330,750	—	330,750
Transportation
Automotive	—	—	4	4
Total Preferred Stocks	—	330,750	4	330,754

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CONVERTIBLE PREFERRED STOCK
Technology
Software	$—	$306,443	$—	$306,443
Total Convertible Preferred Stock	—	306,443	—	306,443
CONVERTIBLE BONDS
Communications
Internet	—	—	30	30
Consumer Cyclical
Airlines	—	4,830	—	4,830
Financials
Insurance	—	110,725	—	110,725
Total Convertible Bonds	—	115,555	30	115,585
COMMON STOCKS
Communications
Media	—	—	11	11
Industrials
Road & Rail	390	—	—	390
Information Technology
Communications Equipment	77	—	—	77
Transportation
Automotive	—	—	359	359
Utilities
Gas Utilities	52,836	—	—	52,836
Total Common Stocks	53,303	—	370	53,673
WARRANTS
Communications
Telecommunication Services	—	—	—	—
Media	—	—	—	—
Total Warrants	—	—	—	—
SHORT-TERM OBLIGATIONS
Repurchase Agreement	—	14,331,000	—	14,331,000
Total Short-Term Obligations	—	14,331,000	—	14,331,000
Total Investments	$53,303	$169,635,715	$214,876	$169,903,894

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Common Stocks
COMMUNICATIONS
Media	$92,001	$—	$—	$(91,990)	$—	$—	$—	$—	$11	$(91,990)
TRANSPORTATION
Automotive	$359	$—	$—	$—	$—	$—	$—	$—	$359	$—
Convertible Bonds
COMMUNICATIONS
Internet	$30	$—	$—	$—	$—	$—	$—	$—	$30	$—
Corporate Fixed-Income Bonds & Notes
CONSUMER CYCLICAL
Auto Parts & Equipment
Auto/Truck Parts & Equipment-Original	$620	$—	$—	$(558)	$—	$—	$—	$—	$62	$(558)
INDUSTRIALS
Transportation
Automotive	$417,504	$—	$—	$(197,365)	$32,061	$(90,036)	$—	$—	$162,164	$(197,365)
CONSUMER CYCLICAL
Entertainment
Motion Pictures & Services	$27,303	$(3)	$211	$721	$—	$(2,324)	$—	$—	$25,908	$721
COMMUNICATIONS
Media
Publishing-Periodicals	$80,204	$—	$(3,030)	$(36,742)	$3,776	$(17,870)	$—	$—	$26,338	$(36,742)
COMMUNICATIONS
Telecommunication Services
Satellite Telecommunications	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
COMMUNICATIONS
Telecommunication Services
Telecommunication Services	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stocks
FINANCIALS
Banking	$92,500	$—	$(11,100)	$(18,500)	$—	$(62,900)	$—	$—	$—	$—
TRANSPORTATION
Automotive	$4	$—	$—	$—	$—	$—	$—	$—	$4	$—
COMMUNICATIONS
Media	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Warrants
COMMUNICATIONS
Media	$1,078	$—	$(190)	$(888)	$—	$—	$—	$—	$—	$(1,078)
COMMUNICATIONS
Telecommunication Services	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	$711,603	$(3)	$(14,109)	$(345,322)	$35,837	$(173,130)	$—	$—	$214,876	$(327,012)

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $327,012. This amount is included in net change in unrealized depreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bond & Notes	89.3
Preferred Stocks	0.2
Convertible Preferred Stock	0.2
Convertible Bonds	0.1
Common Stocks	0.0	*
Warrants	0.0	*
	89.8
Short-Term Obligation	8.3
Other Assets & Liabilities, Net	1.9
	100.0

*Rounds to less than 0.1%

Acronym	Name
CAD	Canadian Dollar

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$199,009,771
Investments, at value	$169,903,894
Cash	97,575
Receivable for:
Investments sold	2,590,049
Fund shares sold	27,907
Interest	3,001,782
Expense reimbursement due from investment advisor	43,319
Trustees' deferred compensation plan	4,635
Other assets	1,622
Total Assets	175,670,783
Liabilities
Payable for:
Investments purchased	398,224
Investments purchased on a delayed delivery basis	1,203,650
Fund shares repurchased	586,027
Investment advisory fee	77,668
Administration fee	27,050
Transfer agent fee	11
Trustees' fees	44,026
Legal fee	23,898
Audit fee	19,375
Pricing and bookkeeping fees	13,350
Custody fee	843
Distribution fees — Class B	5,847
Chief compliance officer expenses	217
Reports to shareholders	20,730
Trustees' deferred compensation plan	4,635
Other liabilities	2,910
Total Liabilities	2,428,461
Net Assets	$173,242,322
Net Assets Consist of
Paid-in capital	$207,636,097
Undistributed net investment income	23,661,711
Accumulated net realized loss	(28,949,534)
Net unrealized appreciation (depreciation) on:
Investments	(29,105,877)
Foreign currency translations	(75)
Net Assets	$173,242,322
Class A
Net assets	$54,129,125
Shares outstanding	5,829,694
Net asset value per share	$9.29
Class B
Net assets	$119,113,197
Shares outstanding	12,840,116
Net asset value per share	$9.28

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia High Yield Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Interest	$7,582,009
Dividends	22,837
Total Investment Income	7,604,846
Expenses
Investment advisory fee	424,126
Administration fee	146,774
Distribution fees — Class B	131,310
Transfer agent fee	181
Pricing and bookkeeping fees	42,410
Trustees' fees	8,461
Custody fee	4,403
Legal fees	28,171
Reports to shareholders	49,594
Chief compliance officer expenses	362
Other expenses	25,085
Total Expenses	860,877
Fees waived or expenses reimbursed by investment advisor	(266,882)
Fees waived by distributor — Class B	(99,795)
Custody earnings credit	(2)
Net Expenses	494,198
Net Investment Income	7,110,648
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(12,456,168)
Foreign currency transactions	2,191
Net realized loss	(12,453,977)
Net change in unrealized appreciation (depreciation) on:
Investments	38,228,024
Foreign currency transalations	(99)
Net change in unrealized appreciation (depreciation)	38,227,925
Net Gain	25,773,948
Net Increase Resulting from Operations	$32,884,596

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia High Yield Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$7,110,648	$16,931,684
Net realized loss on investments and foreign currency transactions	(12,453,977)	(11,065,719)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	38,227,925	(57,983,098)
Net increase (decrease) resulting from operations	32,884,596	(52,117,133)
Distributions to Shareholders
From net investment income:
Class A	—	(7,311,985)
Class B	—	(14,214,528)
Total distributions to shareholders	—	(21,526,513)
Net Capital Stock Transactions	(3,841,473)	(35,118,731)
Total increase (decrease) in net assets	29,043,123	(108,762,377)
Net Assets
Beginning of period	144,199,199	252,961,576
End of period	$173,242,322	$144,199,199
Undistributed net investment income at end of period	$23,661,711	$16,551,063
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	397,548	$3,219,117	290,137	$2,974,559
Distributions reinvested	—	—	749,947	7,311,985
Redemptions	(832,152)	(6,776,105)	(2,519,489)	(24,618,303)
Net decrease	(434,604)	(3,556,988)	(1,479,405)	(14,331,759)
Class B
Subscriptions	810,953	6,745,758	527,927	5,126,345
Distributions reinvested	—	—	1,457,900	14,214,527
Redemptions	(867,736)	(7,030,243)	(4,069,064)	(40,127,844)
Net decrease	(56,783)	(284,485)	(2,083,237)	(20,786,972)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia High Yield Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)(b)		2005	2004
Net Asset Value, Beginning of Period	$7.53		$11.14	$11.52		$10.72		$10.54	$10.41
Income from Investment Operations:
Net investment income (c)	0.38		0.81	0.84		0.76		0.70	0.72
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		(3.33)	(0.63)		0.42		(0.47)	0.46
Total from investment operations	1.76		(2.52)	0.21		1.18		0.23	1.18
Less Distributions to Shareholders:
From net investment income	—		(1.09)	(0.59)		(0.28)		(0.02)	(0.69)
From net realized gains	—		—	—		(0.10)		(0.03)	(0.36)
Total distributions to shareholders	—		(1.09)	(0.59)		(0.38)		(0.05)	(1.05)
Net Asset Value, End of Period	$9.29		$7.53	$11.14		$11.52		$10.72	$10.54
Total return (d)(e)	23.37	%(f)	(24.88)%	1.84	%(g)	11.25%		2.15%	11.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.60	%(i)	0.60%	0.60%		0.70%		0.97%	0.95%
Interest expense	—		—	—		—	%(j)	—	—
Net expenses (h)	0.60	%(i)	0.60%	0.60%		0.70%		0.97%	0.95%
Waiver/Reimbursement	0.35	%(i)	0.29%	0.30%		0.25%		0.25%	0.25%
Net investment income (h)	9.25	%(i)	8.15%	7.31%		6.89%		6.65%	6.71%
Portfolio turnover rate	18	%(f)	23%	46%		80%		44%	43%
Net assets, end of period (000s)	$54,129		$47,162	$86,238		$99,836		$96,350	$98,411

(a)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia High Yield Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,			Period Ended December 31,
	2009		2008	2007		2006(a)(b)
Net Asset Value, Beginning of Period	$7.52		$11.13	$11.53		$11.05
Income from Investment Operations:
Net investment income (c)	0.38		0.80	0.83		0.50
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		(3.33)	(0.63)		0.36
Total from investment operations	1.76		(2.53)	0.20		0.86
Less Distributions to Shareholders:
From net investment income	—		(1.08)	(0.60)		(0.28)
From net realized gains	—		—	—		(0.10)
Total distributions to shareholders	—		(1.08)	(0.60)		(0.38)
Net Asset Value, End of Period	$9.28		$7.52	$11.13		$11.53
Total return (d)(e)	23.40	%(f)	(24.96)%	1.70	%(g)	7.95	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.66	%(i)	0.66%	0.66%		0.66	%(i)
Interest expense	—		—	—		—	%(i)(j)
Net expenses (h)	0.66	%(i)	0.66%	0.66%		0.66	%(i)
Waiver/Reimbursement	0.54	%(i)	0.48%	0.49%		0.44	%(i)
Net investment income (h)	9.18	%(i)	8.11%	7.21%		6.65	%(i)
Portfolio turnover rate	18	%(f)	23%	46%		80	%(f)
Net assets, end of period (000s)	$119,113		$97,038	$166,724		$193,138

(a)  On May 1, 2006, Nations High Yield Bond Portfolio was renamed Columbia High Yield Fund, Variable Series.

(b)  Class B shares commenced operations on May 1, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Includes a reimbursement by the investment sub-advisor for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia High Yield Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective—The Fund seeks total return, consisting of a high level of income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

December 31, 2008
Distributions paid from:
Ordinary Income*	$21,526,513

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,461,037
Unrealized depreciation	(33,337,873)
Net unrealized depreciation	$(29,876,836)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$260,165
2010	908,941
2012	97,587
2013	418,850
2014	3,225,732
2016	8,954,157
$13,865,432

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets.

Sub-Advisory Fee—MacKay Shields LLC ("MacKay Shields") has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, MacKay Shields is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia,

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.400%
$100 million to $200 million	0.375%
Over $200 million	0.350%

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares. Effective May 1, 2009, the Distributor has voluntarily agreed to waive 0.19% of the distribution fees applicable to the Fund's Class B shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to May 1, 2009, the Distributor waived 0.19% of the Class B shares distribution fees on a contractual basis.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to May 1, 2009, Columbia contractually agreed to waive fees and/or reimburse the Fund for certain expenses at the same annual rate.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $25,862,275 and $27,683,107, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had four shareholders that collectively held 87.0% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed

Notes to Financial Statements (continued)

Columbia High Yield Fund, Variable Series / June 30, 2009 (Unaudited)

by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

Important Information About This Report

A description of the policies and procedures that Columbia High Yield Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19721-0609 (08/09) 09/85004

Columbia Marsico 21st Century Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009

Columbia Marsico 21st Century Fund, Variable Series seeks long-term growth of capital.

Corydon J. Gilchrist, CFA has managed the fund since February 2003.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares underperformed their benchmark, the Russell 3000 Index1 . The fund's return was significantly lower than the average return of its peer group, the Lipper VUF Multi-Cap Growth Funds Classification.2 Stock selection in health care and consumer discretionary sectors hampered returns relative to the index and peer group as did an emphasis on industrials and financials, which were weak performers for the period. Stock selection in energy and telecommunications aided returns.

•  Because financials and industrials were the weakest performing sectors in the index for the period, the fund's significant allocations to both detracted from relative returns. Wells Fargo, U.S. Bancorp (5.1% and 3.1% of net assets, respectively) and SunTrust Banks were particular disappointments in the financials sector. The fund sold its holdings of SunTrust Banks. In the industrials sector, several stocks bucked the trend of poor performance and did well for the fund, namely Vestas Wind Systems (5.4% of net assets), one of the fund's largest holdings, and Precision Castparts (2.2% of net assets), which manufactures aerospace and defense components.

•  Stock selection in the health care and consumer discretionary sectors also hampered performance. Three of the fund's biotechnology holdings—Genzyme, Gilead Sciences and Celgene (3.3%, 1.7% and 1.5% of net assets, respectively)—posted negative returns. Retailer Saks and hotel/casino operator Las Vegas Sands also lost ground and were sold from the fund.

•  In the energy sector, Petrobras (Petroleo Brasileiro SA) and Pride International (4.5% and 2.5% of net assets, respectively) posted strong gains. Crown Castle International (3.5% of net assets), a company that leases and operates wireless telecommunications towers, was a strong performer in the telecom sector.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potentially confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 common stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is less focused.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	0.49	-32.00	0.58	-2.60
Class B (10/02/06)	0.50	-32.16	0.41	-2.69
Russell 3000 Index	4.20	-26.56	-1.84	-1.46

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	8.10	8.14
Class B	8.06	8.10

Annual operating expense ratio (%)*

Class A	1.11
Class B	1.36

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for Class B shares for the periods prior to October 2, 2006 would be lower.

2

Understanding Your Expenses

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.91	1,019.44	5.37	5.41	1.08
Class B	1,000.00	1,000.00	1,005.01	1,018.20	6.61	6.66	1.33

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—96.0%
Consumer Discretionary—10.9%
Automobiles—0.4%
Ford Motor Co. (a)	94,645	$574,495
Hotels, Restaurants & Leisure—4.2%
Chipotle Mexican Grill, Inc., Class A (a)	13,078	1,046,240
Vail Resorts, Inc. (a)	102,107	2,738,510
Wynn Resorts Ltd. (a)	53,913	1,903,129
		5,687,879
Internet & Catalog Retail—0.3%
Blue Nile, Inc. (a)	11,025	473,965
Media—2.2%
Walt Disney Co.	128,826	3,005,511
Specialty Retail—2.6%
Home Depot, Inc.	148,669	3,513,048
Textiles, Apparel & Luxury Goods—1.2%
Polo Ralph Lauren Corp.	12,241	655,383
Under Armour, Inc., Class A (a)	44,259	990,516
		1,645,899
Consumer Staples—6.0%
Beverages—3.3%
Anheuser-Busch InBev NV	122,577	4,437,598
Food & Staples Retailing—2.7%
Costco Wholesale Corp.	81,549	3,726,789
Energy—7.0%
Energy Equipment & Services—2.5%
Pride International, Inc. (a)	139,358	3,492,311
Oil, Gas & Consumable Fuels—4.5%
Petroleo Brasileiro SA, ADR	150,068	6,149,787
Financials—27.5%
Capital Markets—10.2%
Duff & Phelps Corp., Class A	31,221	555,109
Goldman Sachs Group, Inc.	30,348	4,474,509
Jefferies Group, Inc. (a)	226,145	4,823,673
State Street Corp.	87,342	4,122,543
		13,975,834
Commercial Banks—10.9%
City National Corp.	71,320	2,626,715
ICICI Bank Ltd., ADR	35,210	1,038,695
U.S. Bancorp	237,314	4,252,667
Wells Fargo & Co.	289,458	7,022,251
		14,940,328
Diversified Financial Services—5.2%
JPMorgan Chase & Co.	209,251	7,137,552
Real Estate Investment Trusts (REITs)—1.2%
Taubman Centers, Inc.	60,138	1,615,307

	Shares	Value
Health Care—7.0%
Biotechnology—6.4%
Celgene Corp. (a)	41,925	$2,005,692
Genzyme Corp. (a)	80,446	4,478,429
Gilead Sciences, Inc. (a)	49,793	2,332,304
		8,816,425
Health Care Technology—0.6%
athenahealth, Inc. (a)	21,201	784,649
Industrials—10.2%
Aerospace & Defense—2.2%
Precision Castparts Corp.	42,068	3,072,226
Construction & Engineering—0.5%
Aecom Technology Corp. (a)	22,708	726,656
Electrical Equipment—5.4%
Vestas Wind Systems A/S (a)	102,725	7,384,678
Road & Rail—2.1%
Canadian National Railway Co.	66,539	2,858,515
Information Technology—19.3%
Communications Equipment—5.9%
Juniper Networks, Inc. (a)	159,318	3,759,905
QUALCOMM, Inc.	95,365	4,310,498
		8,070,403
Computers & Peripherals—3.3%
Apple, Inc. (a)	31,546	4,493,097
Internet Software & Services—3.2%
Google, Inc., Class A (a)	10,526	4,437,656
IT Services—3.0%
MasterCard, Inc., Class A	24,487	4,096,920
Software—3.9%
Adobe Systems, Inc. (a)	116,935	3,309,261
Citrix Systems, Inc. (a)	64,661	2,062,039
		5,371,300
Materials—4.6%
Chemicals—2.6%
Monsanto Co.	47,227	3,510,855
Metals & Mining—2.0%
BHP Billiton PLC	120,577	2,723,596
Telecommunication Services—3.5%
Wireless Telecommunication Services—3.5%
Crown Castle International Corp. (a)	200,230	4,809,525
Total Common Stocks (cost of $117,321,362)		131,532,804

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCK—0.8%
Consumer Discretionary—0.8%
Automobiles—0.8%
Volkswagen AG	16,557	$1,158,469
Total Preferred Stock (cost of $1,018,650)		1,158,469
	Par
SHORT-TERM OBLIGATION—3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.030%, collateralized by a U.S. Government Agency obligation maturing 07/17/13, market value $4,839,775 (repurchase proceeds $4,740,004)	$4,740,000	4,740,000
Total Short-Term Obligation (cost of $4,740,000)		4,740,000
Total Investments—100.3% (cost of $123,080,012) (b)		137,431,273
Other Assets & Liabilities, Net—(0.3)%		(342,868)
Net Assets—100.0%		$137,088,405

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $123,080,012.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Automobiles	$574,495	$—	$—	$574,495
Hotels, Restaurants & Leisure	5,687,879	—	—	5,687,879
Internet & Catalog Retail	473,965	—	—	473,965
Media	3,005,511	—	—	3,005,511
Specialty Retail	3,513,048	—	—	3,513,048
Textiles, Apparel & Luxury Goods	1,645,899	—	—	1,645,899
	14,900,797	—	—	14,900,797
Consumer Staples
Beverages	—	4,437,598	—	4,437,598
Food & Staples Retailing	3,726,789	—	—	3,726,789
	3,726,789	4,437,598	—	8,164,387
Energy
Energy Equipment & Services	3,492,311	—	—	3,492,311
Oil, Gas & Consumable Fuels	6,149,787	—	—	6,149,787
	9,642,098	—	—	9,642,098

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financials
Capital Markets	$13,975,834	$—	$—	$13,975,834
Commercial Banks	14,940,328	—	—	14,940,328
Diversified Financial Services	7,137,552	—	—	7,137,552
Real Estate Investment Trusts (REITs)	1,615,307	—	—	1,615,307
	37,669,021	—	—	37,669,021
Health Care
Biotechnology	8,816,425	—	—	8,816,425
Health Care Technology	784,649	—	—	784,649
	9,601,074	—	—	9,601,074
Industrials
Aerospace & Defense	3,072,226	—	—	3,072,226
Construction & Engineering	726,656	—	—	726,656
Electrical Equipment	—	7,384,678	—	7,384,678
Road & Rail	2,858,515	—	—	2,858,515
	6,657,397	7,384,678	—	14,042,075
Information Technology
Communications Equipment	8,070,403	—	—	8,070,403
Computers & Peripherals	4,493,097	—	—	4,493,097
Internet Software & Services	4,437,656	—	—	4,437,656
IT Services	4,096,920	—	—	4,096,920
Software	5,371,300	—	—	5,371,300
	26,469,376	—	—	26,469,376
Materials
Chemicals	3,510,855	—	—	3,510,855
Metals & Mining	—	2,723,596	—	2,723,596
	3,510,855	2,723,596	—	6,234,451
Telecommunication Services
Wireless Telecommunication Services	4,809,525	—	—	4,809,525
Total Common Stocks	116,986,932	14,545,872	—	131,532,804
PREFERRED STOCK
Consumer Discretionary
Automobiles	—	1,158,469	—	1,158,469
Total Preferred Stock	—	1,158,469	—	1,158,469
SHORT-TERM OBLIGATION
Repurchase Agreement	—	4,740,000	—	4,740,000
Total Short-Term Obligations	—	4,740,000	—	4,740,000
Total Investments	116,986,932	20,444,341	—	137,431,273
Total	$116,986,932	$20,444,341	$—	$137,431,273

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

At June 30, 2009, the Fund held investments in the following sectors:

Holding By Revenue Source	% of Net Assets
Financials	27.5
Information Technology	19.3
Consumer Discretionary	11.7
Industrials	10.2
Energy	7.0
Health Care	7.0
Consumer Staples	6.0
Materials	4.6
Telecommunication Services	3.5
96.8
Short-Term Obligation	3.5
Other Assets & Liabilities, Net	(0.3)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$123,080,012
Investments, at value	$137,431,273
Cash	13,144
Receivable for:
Fund shares sold	2,634
Dividends	84,415
Interest	4
Foreign tax reclaims	23,860
Expense reimbursement due from investment advisor	4,650
Prepaid expenses	1,215
Total Assets	137,561,195
Liabilities
Payable for:
Investments purchased	165,610
Fund shares repurchased	70,755
Investment advisory fee	82,664
Administration fee	20,206
Transfer agent fee	29
Trustees' fees	43,597
Pricing and bookkeeping fees	6,031
Custody fee	6,681
Distribution fees — Class B	25,867
Chief compliance officer expenses	204
Other liabilities	51,146
Total Liabilities	472,790
Net Assets	$137,088,405
Net Assets Consist of
Paid-in capital	$198,239,527
Undistributed net investment income	4,722
Accumulated net realized loss	(75,508,789)
Net unrealized appreciation (depreciation) on:
Investments	14,351,261
Foreign currency translations	1,684
Net Assets	$137,088,405
Class A
Net assets	$11,541,486
Shares outstanding	1,417,461
Net asset value per share	$8.14
Class B
Net assets	$125,546,919
Shares outstanding	15,508,300
Net asset value per share	$8.10

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Marisco 21st Century Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$836,721
Interest	8,566
Foreign taxes withheld	(31,129)
Total Investment Income	814,158
Expenses
Investment advisory fee	462,488
Administration fee	115,356
Distribution fees — Class B	142,371
Transfer agent fee	181
Pricing and bookkeeping fees	30,261
Trustees' fees	9,840
Custody fee	9,309
Chief compliance officer expenses	362
Other expenses	70,769
Total Expenses	840,937
Fees waived or expenses reimbursed by investment advisor	(22,796)
Custody earnings credit	— *
Net Expenses	818,141
Net Investment Loss	(3,983)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(34,510,214)
Foreign currency transactions	(15,291)
Net realized loss	(34,525,505)
Net change in unrealized appreciation (depreciation) on:
Investments	37,512,102
Foreign currency translations	2,240
Net change in unrealized appreciation (depreciation)	37,514,342
Net Gain	2,988,837
Net Increase Resulting from Operations	$2,984,854

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Marsico 21st Century Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income (loss)	$(3,983)	$64,659
Net realized loss on investments and foreign currency transactions	(34,525,505)	(40,659,005)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,514,342	(35,713,228)
Net increase (decrease) resulting from operations	2,984,854	(76,307,574)
Distributions to Shareholders
From net realized gains:
Class A	—	(430,023)
Class B	—	(2,393,281)
Total distributions to shareholders	—	(2,823,304)
Net Capital Stock Transactions	2,789,789	98,772,449
Total increase in net assets	5,774,643	19,641,571
Net Assets
Beginning of period	131,313,762	111,672,191
End of period	$137,088,405	$131,313,762
Undistributed net investment income, at end of period	$4,722	$8,705

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	84,640	627,139	163,723	1,847,324
Distributions reinvested	—	—	36,817	430,023
Redemptions	(258,350)	(1,890,769)	(676,234)	(7,404,808)
Net decrease	(173,710)	(1,263,630)	(475,694)	(5,127,461)
Class B
Subscriptions	2,115,161	13,955,428	9,292,722	104,984,605
Distributions reinvested	—	—	205,608	2,393,281
Redemptions	(1,295,092)	(9,902,009)	(378,446)	(3,477,976)
Net increase	820,069	4,053,419	9,119,884	103,899,910

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Marsico 21st Century Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)(b)	2005	2004
Net Asset Value, Beginning of Period	$8.10		$14.64	$12.96	$11.22	$10.40	$8.50
Income from Investment Operations:
Net investment income (loss) (c)	0.01		0.02	0.01	0.11 (d)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(6.33)	2.47	2.06	0.83	1.91
Total from investment operations	0.04		(6.31)	2.48	2.17	0.82	1.90
Less Distributions to Shareholders:
From net investment income	—		—	(0.08)	(0.02)	—	—
From net realized gains	—		(0.23)	(0.72)	(0.41)	—	—
Total distributions to shareholders	—		(0.23)	(0.80)	(0.43)	—	—
Net Asset Value, End of Period	$8.14		$8.10	$14.64	$12.96	$11.22	$10.40
Total return (e)(f)	0.49	%(g)	(43.57)%	19.29%	19.74%	7.88%	22.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.08	%(i)	1.10%	1.10%	1.10%	1.10%	1.10%
Interest expense	—		—	—	—	—	—	%(j)
Net expenses (h)	1.08	%(i)	1.10%	1.10%	1.10%	1.10%	1.10%
Waiver/Reimbursement	0.04	%(i)	0.01%	0.13%	0.53%	0.60%	0.97%
Net investment income (loss) (h)	0.24	%(i)	0.21%	0.10%	0.94%	(0.05)%	(0.11)%
Portfolio turnover rate	91	%(g)	123%	99%	151%	175%	174%
Net assets, end of period (000s)	$11,541		$12,887	$30,269	$27,881	$22,796	$17,854

(a)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.09 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had a 0.03% impact.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Marsico 21st Century Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,		Period Ended December 31,
	2009		2008	2007	2006(a)(b)
Net Asset Value, Beginning of Period	$8.06		$14.62	$12.95	$11.62
Income from Investment Operations:
Net investment income (c)	0.00	(d)	0.00 (d)	0.00 (d)	0.08	(e)
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(6.33)	2.44	1.25
Total from investment operations	0.04		(6.33)	2.44	1.33
Less Distributions to Shareholders:
From net investment income	—		—	(0.05)	—
From net realized gains	—		(0.23)	(0.72)	—
Total distributions to shareholders	—		(0.23)	(0.77)	—
Net Asset Value, End of Period	$8.10		$8.06	$14.62	$12.95
Total return (f)(g)	0.50	%(h)	(43.76)%	18.98%	11.45	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	1.33	%(j)	1.35%	1.35%	1.35	%(j)
Waiver/Reimbursement	0.04	%(j)	0.01%	0.13%	0.57	%(j)
Net investment income (loss) (i)	(0.03	)%(j)	0.02%	0.01%	2.58	%(j)
Portfolio turnover rate	91	%(h)	123%	99%	151	%(h)
Net assets, end of period (000s)	$125,547		$118,426	$81,403	$11

(a)  On May 1, 2006, Nations Marsico 21st Century Portfolio was renamed Columbia Marsico 21st Century Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.09 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006 which had a 0.12% impact.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board "(FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

12

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Foreign Tax—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the

13

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

December 31, 2008
Distributions paid from:
Ordinary Income*	$1,713,914
Long-Term Capital Gains	1,109,390

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$21,243,221
Unrealized depreciation	(6,891,960)
Net unrealized appreciation	$14,351,261

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$22,060,047

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.74%
$500 million to $1 billion	0.69%
$1 billion to $1.5 billion	0.64%
$1.5 billion to $3 billion	0.59%
$3 billion to $6 billion	0.57%
Over $6 billion	0.55%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive its advisory fees through April 30, 2010. The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

The advisory fee waiver for the Fund is calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

14

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

Sub-Advisory Fee—Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.05% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

15

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

Prior to May 1, 2009, Columbia contractually agreed to waive fees and/or reimburse the Fund for certain expenses so that the Fund's ordinary operating expenses did not exceed 1.10% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six months ended June 30, 2009 were as follows:

Broker	Amount
Merrill Lynch*	$4,966

*  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $117,946,010 and $106,844,532, respectively.

Note 7. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 93.2% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under these arrangements.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other

16

Notes to Financial Statements (continued)

Columbia Marsico 21st Century Fund, Variable Series / June 30, 2009 (Unaudited)

provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

17

Important Information About This Report

A description of the policies and procedures that Columbia Marisco 21st Century Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19817-0609 (08/09) 09/85000

Columbia Marsico Focused Equities Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009

Columbia Marsico Focused Equities Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico
Marsico Capital Management, LLC

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outperformed their benchmark, the S&P 500 Index.1 The fund's return was significantly lower than the average return of its peer group, the Lipper VUF Large-Cap Growth Funds Classification.2 Strong stock selection in the energy, information technology and health care sectors benefited return relative to the index while stock selection in the consumer discretionary sector was less favorable. An overweight relative to the index in financials and industrials also detracted from returns.

•  In the energy sector, Transocean and Petrobras (Petroleo Brasileiro SA) (4.7% and 3.5% of net assets, respectively) posted sharp price gains. Because these holdings were also among the fund's largest, they had a significant impact on results. The fund also benefited from stock selection in information technology, where Apple (4.1% of net assets) was among the fund's strongest positions. The fund had more exposure than the index to the sector, which amplified the impact of these strong returns. In health care, Genentech generated solid gains before it was acquired by a large Swiss pharmaceutial company.

•  In the consumer discretionary sector, gaming stocks lost ground as concerns about balance sheet strength and access to the credit markets weighed on the industry as a whole. In this environment, the fund's holdings of Wynn Resorts (1.9% of net assets) and Las Vegas Sands lost significant ground. We sold Las Vegas Sands on concerns about its balance sheet strength and the depth and stability of its management team but held onto Wynn Resorts. Industrials were an area of weak performance in an otherwise strong period. The fund had more exposure than the index to industrials, which hurt returns.

•  Several decisions related to the fund's financials positioning also detracted from returns. Early in the period, the fund had more exposure than the index to financials, which hurt performance as the sector sold off sharply. Midway through the period, we took steps to lighten the fund's financial holdings, especially banks. However, this move hurt performance later in the period when the stocks enjoyed a significant rally. Despite the negative impact of the fund's positioning in financials, diversified financials company Goldman Sachs Group (4.4% of net assets) was among the fund's strongest performing holdings. And, subsequent to the announcement of the federal government's "stress test" results, we added to financials.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potentially confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	4.80	-28.33	-1.28	-0.35
Class B (10/02/06)	4.82	-28.46	-1.42	-0.42
S&P 500 Index	3.16	-26.21	-2.24	-2.22

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	11.25	11.79
Class B	11.20	11.74

Annual operating expense ratio (%)*

Class A	1.10
Class B	1.35

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to October 2, 2006 would be lower.

2

Understanding Your Expenses

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.00	1,018.99	5.94	5.86	1.17
Class B	1,000.00	1,000.00	1,048.20	1,017.75	7.21	7.10	1.42

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—95.8%
Consumer Discretionary—13.5%
Hotels, Restaurants & Leisure—10.5%
McDonald's Corp.	126,853	$7,292,779
Wynn Resorts Ltd. (a)	45,264	1,597,819
		8,890,598
Specialty Retail—3.0%
Lowe's Companies, Inc.	134,099	2,602,862
Consumer Staples—6.4%
Food & Staples Retailing—6.4%
CVS Caremark Corp.	94,856	3,023,061
Wal-Mart Stores, Inc.	49,936	2,418,900
		5,441,961
Energy—8.2%
Energy Equipment & Services—4.7%
Transocean Ltd. (a)	53,370	3,964,857
Oil, Gas & Consumable Fuels—3.5%
Petroleo Brasileiro SA, ADR	73,460	3,010,391
Financials—17.2%
Capital Markets—5.2%
Goldman Sachs Group, Inc.	25,258	3,724,039
Morgan Stanley	25,260	720,163
		4,444,202
Commercial Banks—6.8%
U.S. Bancorp	141,344	2,532,885
Wells Fargo & Co.	132,096	3,204,649
		5,737,534
Consumer Finance—0.5%
American Express Co.	19,383	450,461
Diversified Financial Services—4.7%
JPMorgan Chase & Co.	115,984	3,956,214
Health Care—4.7%
Biotechnology—2.7%
Gilead Sciences, Inc. (a)	48,180	2,256,751
Pharmaceuticals—2.0%
Abbott Laboratories	36,530	1,718,371
Industrials—13.6%
Aerospace & Defense—6.7%
General Dynamics Corp.	55,989	3,101,231
Lockheed Martin Corp.	31,899	2,572,654
		5,673,885
Road & Rail—6.9%
Norfolk Southern Corp.	42,359	1,595,664
Union Pacific Corp.	81,206	4,227,584
		5,823,248

	Shares	Value
Information Technology—23.3%
Communications Equipment—4.1%
Juniper Networks, Inc. (a)	12,958	$305,908
QUALCOMM, Inc.	69,838	3,156,678
		3,462,586
Computers & Peripherals—7.9%
Apple, Inc. (a)	24,703	3,518,448
International Business Machines Corp.	30,400	3,174,368
		6,692,816
Internet Software & Services—4.7%
Google, Inc., Class A (a)	9,566	4,032,930
IT Services—6.6%
MasterCard, Inc., Class A	14,193	2,374,631
Visa, Inc., Class A	51,224	3,189,206
		5,563,837
Materials—8.9%
Chemicals—6.8%
Dow Chemical Co.	90,055	1,453,488
Monsanto Co.	31,492	2,341,115
Potash Corp. of Saskatchewan, Inc.	21,639	2,013,509
		5,808,112
Metals & Mining—2.1%
BHP Billiton PLC, ADR	39,100	1,777,486
Total Common Stocks (cost of $76,490,952)		81,309,102
	Par
SHORT-TERM OBLIGATION—5.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $4,435,313 (repurchase proceeds $4,344,004)	$4,344,000	4,344,000
Total Short-Term Obligation (cost of $4,344,000)		4,344,000
Total Investments—100.9% (cost of $80,834,952) (b)		85,653,102
Other Assets & Liabilities, Net—(0.9)%		(741,279)
Net Assets—100.0%		$84,911,823

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $80,834,952.

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Hotels, Restaurants & Leisure	$8,890,598	$—	$—	$8,890,598
Specialty Retail	2,602,862	—	—	2,602,862
	11,493,460	—	—	11,493,460
Consumer Staples
Food & Staples Retailing	5,441,961	—	—	5,441,961
Energy
Energy Equipment & Services	3,964,857	—	—	3,964,857
Oil, Gas & Consumable Fuels	3,010,391	—	—	3,010,391
	6,975,248	—	—	6,975,248
Financials
Capital Markets	4,444,202	—	—	4,444,202
Commercial Banks	5,737,534	—	—	5,737,534
Consumer Finance	450,461	—	—	450,461
Diversified Financial Services	3,956,214	—	—	3,956,214
	14,588,411	—	—	14,588,411
Health Care
Biotechnology	2,256,751	—	—	2,256,751
Pharmaceuticals	1,718,371	—	—	1,718,371
	3,975,122	—	—	3,975,122
Industrials
Aerospace & Defense	5,673,885	—	—	5,673,885
Road & Rail	5,823,248	—	—	5,823,248
	11,497,133	—	—	11,497,133
Information Technology
Communications Equipment	3,462,586	—	—	3,462,586
Computers & Peripherals	6,692,816	—	—	6,692,816
Internet Software & Services	4,032,930	—	—	4,032,930
IT Services	5,563,837	—	—	5,563,837
	19,752,169	—	—	19,752,169
Materials
Chemicals	5,808,112	—	—	5,808,112
Metals & Mining	1,777,486	—	—	1,777,486
	7,585,598	—	—	7,585,598
Total Common Stocks	81,309,102	—	—	81,309,102
SHORT-TERM OBLIGATION
Repurchase Agreement	—	4,344,000	—	4,344,000
Total Short-Term Obligations	—	4,344,000	—	4,344,000
Total Investments	81,309,102	4,344,000	—	85,653,102
Total	$81,309,102	$4,344,000	$—	$85,653,102

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	23.3
Financials	17.2
Industrials	13.6
Consumer Discretionary	13.5
Materials	8.9
Energy	8.2
Consumer Staples	6.4
Health Care	4.7
95.8
Short-Term Obligation	5.1
Other Assets & Liabilities, Net	(0.9)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$80,834,952
Investments, at value	$85,653,102
Cash	195
Receivable for:
Investments sold	289,976
Fund shares sold	140,380
Dividends receivable	106,563
Interest receivable	4
Expense reimbursement due from investment advisor	8,176
Prepaid expenses	1,024
Total Assets	86,199,420
Liabilities
Payable for:
Investments purchased	1,107,229
Fund shares repurchased	2,628
Investment advisory fee	55,339
Administration fee	12,677
Transfer agent fee	9
Trustees' fees	43,398
Pricing and bookkeeping fees	5,142
Custody fee	3,634
Distribution fees — Class B	2
Chief compliance officer expenses	143
Other liabilities	57,396
Total Liabilities	1,287,597
Net Assets	$84,911,823
Net Assets Consist of
Paid-in capital	$96,474,891
Undistributed net investment income	739,833
Accumulated net realized loss	(17,121,051)
Net unrealized appreciation (depreciation) on investments	4,818,150
Net Assets	$84,911,823
Class A
Net assets	$84,904,265
Shares outstanding	7,199,323
Net asset value per share	$11.79
Class B
Net assets	$7,558
Shares outstanding	644
Net asset value per share	$11.74

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Marsico Focused Equities Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$686,069
Interest	1,606
Foreign taxes withheld	(5,058)
Total Investment Income	682,617
Expenses
Investment advisory fee	306,069
Administration fee	69,921
Distribution fees — Class B	9
Transfer agent fee	94
Pricing and bookkeeping fees	26,838
Trustees' fees	9,061
Custody fee	6,425
Audit fee	20,508
Legal fees	28,537
Reports to shareholders	27,270
Chief compliance officer expenses	301
Other expenses	3,451
Total Expenses	498,484
Fees waived or expenses reimbursed by investment advisor	(16,156)
Custody earnings credits	(2)
Net Expenses	482,326
Net Investment Income	200,291
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(5,303,687)
Foreign currency transactions	(37)
Net realized loss	(5,303,724)
Net change in unrealized appreciation (depreciation) on investments	8,562,925
Net Gain	3,259,201
Net Increase Resulting from Operations	$3,459,492

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Marsico Focused Equities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$200,291	$589,892
Net realized loss on investments and foreign currency transactions	(5,303,724)	(11,671,067)
Net change in unrealized appreciation (depreciation) on investments	8,562,925	(61,859,987)
Net increase (decrease) resulting from operations	3,459,492	(72,941,162)
Distributions to Shareholders
From net investment income:
Class A	—	(146,041)
From net realized gains:
Class A	—	(24,110,803)
Class B	—	(1,667)
Total distributions to shareholders	—	(24,258,511)
Net Capital Stock Transactions	(10,676,280)	(9,892,984)
Total decrease in net assets	(7,216,788)	(107,092,657)
Net Assets
Beginning of period	92,128,611	199,221,268
End of period	$84,911,823	$92,128,611
Undistributed net investment income at end of period	$739,833	$539,542

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	124,943	$1,254,439	298,150	$4,373,837
Distributions reinvested	—	—	1,509,449	24,256,844
Redemptions	(1,117,047)	(11,930,719)	(2,326,908)	(38,525,332)
Net decrease	(992,104)	(10,676,280)	(519,309)	(9,894,651)
Class B
Distributions reinvested	—	—	104	1,667
Net increase	—	—	104	1,667

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Marsico Focused Equities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006(a)(b)		2005		2004
Net Asset Value, Beginning of Period	$11.25		$22.87		$20.16	$18.62		$16.89		$15.16
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.07		(0.03)	0.02		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		(8.58)		2.76	1.52		1.75		1.75
Total from investment operations	0.54		(8.51)		2.73	1.54		1.73		1.73
Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.02)	—		—		—
From net realized gains	—		(3.09)		—	—		—		—
Total distributions to shareholders	—		(3.11)		(0.02)	—		—		—
Net Asset Value, End of Period	$11.79		$11.25		$22.87	$20.16		$18.62		$16.89
Total return (d)	4.80	%(e)(f)	(41.30	)%(f)	13.57%	8.27	%(f)	10.24	%(f)	11.41	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.17	%(h)	1.09%		1.06%	1.05%		1.05%		1.09%
Waiver/Reimbursement	0.04	%(h)	0.01%		—	0.18%		0.25%		0.25%
Net investment income (loss) (g)	0.48	%(h)	0.41%		(0.16)%	0.12%		(0.10)%		(0.16)%
Portfolio turnover rate	38	%(e)	78%		62%	67%		68%		99%
Net assets, end of period (000s)	$84,904		$92,121		$199,209	$206,896		$205,892		$195,738

(a)  On May 1, 2006, Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Marsico Focused Equities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,			Period Ended December 31,
	2009		2008		2007	2006(a)(b)
Net Asset Value, Beginning of Period	$11.20		$22.83		$20.15	$18.50
Income from Investment Operations:
Net investment income (loss) (c)	0.02		0.03		(0.08)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		(8.57)		2.76	1.63
Total from investment operations	0.54		(8.54)		2.68	1.65
Less Distributions to Shareholders:
From net realized gains	—		(3.09)		—	—
Net Asset Value, End of Period	$11.74		$11.20		$22.83	$20.15
Total return (d)	4.82	%(e)(f)	(41.49	)%(f)	13.30%	8.92	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.42	%(h)	1.34%		1.31%	1.37	%(h)
Waiver/Reimbursement	0.04	%(h)	0.01%		—	—	%(h)(i)
Net investment income (loss) (g)	0.26	%(h)	0.15%		(0.39)%	0.39	%(h)
Portfolio turnover rate	38	%(e)	78%		62%	67	%(e)
Net assets, end of period (000s)	$8		$7		$12	$11

(a)  On May 1, 2006, Nations Marsico Focused Equities Portfolio was renamed Columbia Marsico Focused Equities Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01% except for the period ended December 31, 2006, which had an impact of 0.02%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board "(FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include

11

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Foreign Tax—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

12

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$1,774,692
Long-Term Capital Gains	22,483,819

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$10,239,548
Unrealized depreciation	(5,421,398)
Net unrealized appreciation	$4,818,150

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$4,711,210

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.74%
$500 million to $1 billion	0.69%
$1 billion to $1.5 billion	0.64%
$1.5 billion to $3 billion	0.59%
$3 billion to $6 billion	0.57%
Over $6 billion	0.55%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.74% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive its advisory fees through April 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 to which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

The advisory fee waiver for the Fund is calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

13

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

Sub-Advisory Fee—Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.05% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

14

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six months ended June 30, 2009 were as follows:

Broker	Amount
Merrill Lynch*	$647

*  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

Note 5. Custody Credits.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $30,831,375 and $43,013,495, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 94.2% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies

15

Notes to Financial Statements (continued)

Columbia Marsico Focused Equities Fund, Variable Series / June 30, 2009 (Unaudited)

and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

16

Important Information About This Report

A description of the policies and procedures that Columbia Marsico Focused Equities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19816-0609 (08/09) 09/84998

Columbia Marsico Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico Growth Fund, Variable Series / June 30, 2009

Columbia Marsico Growth Fund, Variable Series seeks long-term growth of capital.

Thomas F. Marsico has managed the fund since the fund's inception.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outperformed their benchmark, the S&P 500 Index1 but underperformed the average return of their peer group, the Lipper VUF Large-Cap Growth Funds Classification.2 Strong stock selection in the energy and consumer staples sectors benefited the fund's return as did its relative allocations to materials and consumer staples. Stock selection in the consumer discretionary sector, an underweight in financials and a relatively high cash position detracted from relative return.

•  In the energy sector, Transocean (4.3% of net assets), a deep-sea drilling operator, and Petrobras (Petroleo Brasileiro SA) (3.2% of net assets), a Brazil-based oil company, posted sharp price gains. In the consumer staples sector, which posted a negative return for the period, the fund benefited from strong returns from CVS Caremark (2.6% of net assets) while an underweight in the sector also aided returns. An emphasis on materials stocks was another positive for performance. The fund had more exposure than the index to the strong performing sector. Positions in Monsanto and Air Products & Chemicals (2.6% and 0.9% of net assets, respectively) further aided performance.

•  In the consumer discretionary sector, gaming stocks lost ground as concerns about balance sheet strength and access to the credit markets weighed on the industry as a whole. In this environment, the fund's holdings of Wynn Reports (0.4% of net assets) and Las Vegas Sands lost significant ground. We sold Las Vegas Sands on concerns about its balance sheet and the depth and stability of its management team but held onto Wynn Resorts.

•  Several decisions related to the fund's financials positioning also detracted from returns. Early in the period, the fund had more exposure than the index to financials, which hurt performance as the sector sold off sharply. Midway through the period, we took steps to lighten the fund's financial holdings, especially banks. However, this move hurt performance later in the period when the stocks enjoyed a significant rally. Subsequent to the announcement of the federal government's "stress test" results, we added to financials.

•  The fund's cash position averaged approximately 13% of net assets during the period, which hampered performance as stocks rallied during the period. Cash was reduced to 8% by the end of the period.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Growth securities typically trade at a higher multiple of earnings than other types of securities and the prices of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico Growth Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (03/27/98)	3.79	-28.37	-1.23	0.17
Class B (10/02/06)	3.65	-28.55	-1.38	0.10
S&P 500 Index	3.16	-26.21	-2.24	-2.22

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	13.45	13.96
Class B	13.43	13.92

Annual operating expense ratio (%)*
Class A	0.96
Class B	1.21

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to October 2, 2006 would be lower.

2

Understanding Your Expenses

Columbia Marsico Growth Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.89	1,020.08	4.80	4.76	0.95
Class B	1,000.00	1,000.00	1,036.50	1,018.84	6.06	6.01	1.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—92.0%
Consumer Discretionary—13.6%
Hotels, Restaurants & Leisure—7.5%
McDonald's Corp.	1,529,017	$87,903,187
Wynn Resorts Ltd. (a)	166,073	5,862,377
Yum! Brands, Inc.	516,389	17,216,409
		110,981,973
Media—0.5%
DIRECTV Group, Inc. (a)	305,928	7,559,481
Specialty Retail—2.9%
Advance Auto Parts, Inc.	345,118	14,318,946
Lowe's Companies, Inc.	1,466,858	28,471,714
		42,790,660
Textiles, Apparel & Luxury Goods—2.7%
NIKE, Inc., Class B	784,669	40,630,161
Consumer Staples—5.5%
Food & Staples Retailing—5.5%
Costco Wholesale Corp.	601,395	27,483,751
CVS Caremark Corp.	1,225,565	39,058,756
Wal-Mart Stores, Inc.	314,424	15,230,699
		81,773,206
Energy—9.2%
Energy Equipment & Services—5.3%
National-Oilwell Varco, Inc. (a)	432,500	14,125,450
Transocean Ltd. (a)	869,059	64,562,393
		78,687,843
Oil, Gas & Consumable Fuels—3.9%
EOG Resources, Inc.	70,279	4,773,350
Petroleo Brasileiro SA, ADR	1,146,763	46,994,348
XTO Energy, Inc.	185,040	7,057,425
		58,825,123
Financials—15.5%
Capital Markets—5.0%
Goldman Sachs Group, Inc.	429,827	63,373,693
Morgan Stanley	415,885	11,856,881
		75,230,574
Commercial Banks—5.5%
U.S. Bancorp	1,546,476	27,712,850
Wells Fargo & Co.	2,222,941	53,928,549
		81,641,399
Consumer Finance—0.6%
American Express Co.	407,778	9,476,761
Diversified Financial Services—4.4%
JPMorgan Chase & Co.	1,908,038	65,083,176

	Shares	Value
Health Care—3.8%
Biotechnology—2.5%
Genzyme Corp. (a)	57,460	$3,198,798
Gilead Sciences, Inc. (a)	728,336	34,115,258
		37,314,056
Pharmaceuticals—1.3%
Abbott Laboratories	421,545	19,829,477
Industrials—10.1%
Aerospace & Defense—4.2%
General Dynamics Corp.	577,780	32,003,234
Lockheed Martin Corp.	373,018	30,083,902
		62,087,136
Electrical Equipment—0.3%
First Solar, Inc. (a)	25,502	4,134,384
Road & Rail—5.6%
Norfolk Southern Corp.	680,189	25,622,720
Union Pacific Corp.	1,111,531	57,866,304
		83,489,024
Information Technology—24.1%
Communications Equipment—3.9%
Juniper Networks, Inc. (a)	280,257	6,614,065
QUALCOMM, Inc.	1,136,224	51,357,325
		57,971,390
Computers & Peripherals—6.7%
Apple, Inc. (a)	425,169	60,556,821
International Business Machines Corp.	369,651	38,598,957
Seagate Technology, Inc., Escrow Shares (a)(b)	4,500	45
		99,155,823
Internet Software & Services—4.0%
Google, Inc., Class A (a)	142,156	59,931,548
IT Services—6.5%
MasterCard, Inc., Class A	246,406	41,226,188
Visa, Inc., Class A	889,278	55,366,448
		96,592,636
Semiconductors & Semiconductor Equipment—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,400,389	22,587,660
Software—1.5%
Adobe Systems, Inc. (a)	815,365	23,074,830
Materials—10.2%
Chemicals—8.3%
Air Products & Chemicals, Inc.	210,848	13,618,672
Dow Chemical Co.	1,532,369	24,732,436
Monsanto Co.	517,352	38,459,948

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Potash Corp. of Saskatchewan, Inc.	292,209	$27,190,047
Praxair, Inc.	271,324	19,282,997
		123,284,100
Metals & Mining—1.9%
BHP Billiton PLC, ADR	625,600	28,439,776
Total Common Stocks (cost of $1,351,867,336)		1,370,572,197
PREFERRED STOCK—0.4%
Financials—0.4%
Commercial Banks—0.4%
Wells Fargo & Co., 8.000%	245,950	5,484,685
Total Preferred Stock (cost of $4,662,930)		5,484,685
	Par
SHORT-TERM OBLIGATION—8.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency Obligations with various maturities to 01/15/13, market value $129,814,006 (repurchase proceeds $127,268,106)	$127,268,000	127,268,000
Total Short-Term Obligation (cost of $127,268,000)		127,268,000
Total Investments—100.9% (cost of $1,483,798,266) (c)		1,503,324,882
Other Assets & Liabilities, Net—(0.9)%		(13,498,987)
Net Assets—100.0%		$1,489,825,895

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2009, the value of this security amounted to $45, which represents less than 0.1% of net assets.

(c)  Cost for federal income tax purposes is $1,483,798,266.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Hotels, Restaurants & Leisure	$110,981,973	$—	$—	$110,981,973
Media	7,559,481	—	—	7,559,481
Specialty Retail	42,790,660	—	—	42,790,660

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Textiles, Apparel & Luxury Goods	$40,630,161	$—	$—	$40,630,161
	201,962,275	—	—	201,962,275
Consumer Staples
Food & Staples Retailing	81,773,206	—	—	81,773,206
Energy
Energy Equipment & Services	78,687,843	—	—	78,687,843
Oil, Gas & Consumable Fuels	58,825,123	—	—	58,825,123
	137,512,966	—	—	137,512,966
Financials
Capital Markets	75,230,574	—	—	75,230,574
Commercial Banks	81,641,399	—	—	81,641,399
Consumer Finance	9,476,761	—	—	9,476,761
Diversified Financial Services	65,083,176	—	—	65,083,176
	231,431,910	—	—	231,431,910
Health Care
Biotechnology	37,314,056	—	—	37,314,056
Pharmaceuticals	19,829,477	—	—	19,829,477
	57,143,533	—	—	57,143,533
Industrials
Aerospace & Defense	62,087,136	—	—	62,087,136
Electrical Equipment	4,134,384	—	—	4,134,384
Road & Rail	83,489,024	—	—	83,489,024
	149,710,544	—	—	149,710,544
Information Technology
Communications Equipment	57,971,390	—	—	57,971,390
Computers & Peripherals	99,155,778	—	45	99,155,823
Internet Software & Services	59,931,548	—	—	59,931,548
IT Services	96,592,636	—	—	96,592,636
Semiconductors & Semiconductor Equipment	22,587,660	—	—	22,587,660
Software	23,074,830	—	—	23,074,830
	359,313,842	—	45	359,313,887
Materials
Chemicals	123,284,100	—	—	123,284,100
Metals & Mining	28,439,776	—	—	28,439,776
	151,723,876	—	—	151,723,876
Total Common Stocks	1,370,572,152	—	45	1,370,572,197
PREFERRED STOCK
Financials
Commercial Banks	$5,484,685	$—	$—	$5,484,685
Total Preferred Stock	5,484,685	—	—	5,484,685
SHORT-TERM OBLIGATION
Repurchase Agreement	—	127,268,000	—	127,268,000
Total Short-Term Obligations	—	127,268,000	—	127,268,000
Total Investments	1,376,056,837	127,268,000	45	1,503,324,882
Total	$1,376,056,837	$127,268,000	$45	$1,503,324,882

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six month period ending June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Secruities		Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Common Stocks
Information Technology
Computers & Peripherals		$45	$—	$—	$—	$—	$—	$—	$—	$45	$—
	Total	$45	$—	$—	$—	$—	$—	$—	$—	$45	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements

At June 30, 2009, the fund held investments in the following sectors:

Sector	% of Net Assets
Information technology	24.1
Financials	15.9
Consumer Discretionary	13.6
Materials	10.2
Industrials	10.1
Energy	9.2
Consumer Staples	5.5
Health Care	3.8
92.4
Short-Term Obligations	8.5
Other Assets & Liabilities, Net	(0.9)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$1,483,798,266
Investments, at value	$1,503,324,882
Cash	812
Receivable for:
Fund shares sold	441,095
Dividends	1,637,524
Interest	106
Prepaid expenses	11,684
Total Assets	1,505,416,103
Liabilities
Payable for:
Investments purchased	14,222,648
Fund shares repurchased	17,367
Investment advisory fee	868,306
Administration fee	263,486
Transfer agent fee	10
Trustees' fees	59,549
Audit fee	18,500
Legal fee	20,990
Pricing and bookkeeping fees	12,766
Custody fee	29,327
Distribution fees — Class B	3,265
Chief compliance officer expenses	264
Reports to shareholders	66,175
Other liabilities	7,555
Total Liabilities	15,590,208
Net Assets	$1,489,825,895
Net Assets Consist of
Paid-in capital	$1,919,425,843
Undistributed net investment income	10,131,530
Accumulated net realized loss	(459,258,094)
Net unrealized appreciation (depreciation) on investments	19,526,616
Net Assets	$1,489,825,895
Class A
Net assets	$1,473,162,618
Shares outstanding	105,534,219
Net asset value per share	$13.96
Class B
Net assets	$16,663,277
Shares outstanding	1,197,068
Net asset value per share	$13.92

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Marsico Growth Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$9,460,497
Interest	127,699
Foreign taxes withheld	(52,445)
Total Investment Income	9,535,751
Expenses
Investment advisory fee	4,602,384
Administration fee	1,450,539
Distribution fees — Class B	16,527
Transfer agent fee	181
Pricing and bookkeeping fees	71,810
Trustees' fees	9,301
Custody fee	32,895
Audit fee	20,429
Legal fees	7,505
Report to shareholders	91,340
Chief compliance officer expenses	543
Other expenses	22,789
Total Expenses	6,326,243
Custody earnings credit	(15)
Net Expenses	6,326,228
Net Investment Income	3,209,523
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(160,058,184)
Foreign currency transactions	(419)
Net realized loss	(160,058,603)
Net change in unrealized appreciation (depreciation) on investments	214,944,249
Net Gain	54,885,646
Net Increase Resulting from Operations	$58,095,169

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Marsico Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$3,209,523	$6,889,971
Net realized loss on investments and foreign currency transactions	(160,058,603)	(273,154,993)
Net change in unrealized appreciation (depreciation) on investments	214,944,249	(416,940,490)
Net increase (decrease) resulting from operations	58,095,169	(683,205,512)
Distributions to Shareholders
From net investment income:
Class A	—	(4,699,036)
Class B	—	(4,646)
Total distributions to shareholders	—	(4,703,682)
Net Capital Stock Transactions	159,725,881	618,011,217
Total increase (decrease) in net assets	217,821,050	(69,897,977)
Net Assets
Beginning of period	1,272,004,845	1,341,902,822
End of period	$1,489,825,895	$1,272,004,845
Undistributed net investment income at end of period	$10,131,530	$6,922,007
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	13,292,238	$173,881,194	35,955,777	$647,720,202
Distributions reinvested	—	—	247,317	4,699,036
Redemptions	(1,443,509)	(18,373,672)	(2,398,240)	(43,651,521)
Net increase	11,848,729	155,507,522	33,804,854	608,767,717
Class B
Subscriptions	363,508	4,749,352	550,817	9,893,036
Distributions reinvested	—	—	245	4,646
Redemptions	(39,509)	(530,993)	(39,701)	(654,182)
Net increase	323,999	4,218,359	511,361	9,243,500

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Marsico Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006(a)(b)		2005		2004
Net Asset Value, Beginning of Period	$13.45		$22.28		$18.98	$17.89		$16.65		$14.73
Income from Investment Operations:
Net investment income (loss) (c)	0.03		0.09		0.11	0.04		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(8.86)		3.21	1.05		1.27		1.94
Total from investment operations	0.51		(8.77)		3.32	1.09		1.24		1.92
Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.02)	—		—		—
Net Asset Value, End of Period	$13.96		$13.45		$22.28	$18.98		$17.89		$16.65
Total return (d)	3.79	%(f)	(39.45	)%(e)	17.48%	6.09	%(e)	7.45	%(e)	13.03	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.95	%(h)	0.95%		0.99%	1.01%		1.09%		1.12%
Interest expense	—		—		—	—		—		—	%(i)
Net expenses (g)	0.95	%(h)	0.95%		0.99%	1.01%		1.09%		1.12%
Waiver/Reimbursement	—		0.01%		—	0.15%		0.25%		0.25%
Net investment income (loss) (g)	0.49	%(h)	0.50%		0.51%	0.21%		(0.15)%		(0.11)%
Portfolio turnover rate	40	%(f)	70%		53%	54%		69%		77%
Net assets, end of period (000s)	$1,473,163		$1,260,278		$1,333,860	$519,349		$172,227		$153,100

(a)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares..

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01% except for the year ended December 31, 2006 which had an impact of 0.05%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Marsico Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,			Period Ended December 31,
	2009		2008		2007	2006(a)(b)
Net Asset Value, Beginning of Period	$13.43		$22.24		$18.98	$17.76
Income from Investment Operations:
Net investment income (c)	0.02		0.05		0.08	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		(8.85)		3.18	1.21
Total from investment operations	0.49		(8.80)		3.26	1.22
Less Distributions to Shareholders:
From net investment income	—		(0.01)		—	—
Net Asset Value, End of Period	$13.92		$13.43		$22.24	$18.98
Total return (d)	3.65	%(e)	(39.59	)%(f)	17.18%	6.87	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.20	%(h)	1.20%		1.24%	1.26	%(h)
Waiver/Reimbursement	—		0.01%		—	—	%(h)(i)
Net investment income (g)	0.24	%(h)	0.26%		0.39%	0.46	%(h)
Portfolio turnover rate	40	%(e)	70%		53%	54	%(e)
Net assets, end of period (000s)	$16,663		$11,726		$8,043	$11

(a)  On May 1, 2006, Nations Marsico Growth Portfolio was renamed Columbia Marsico Growth Fund, Variable Series.

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the period ended December 31, 2006 which had an impact of 0.18%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board "(FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

12

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Foreign Tax—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's

13

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

December 31, 2008
Distributions paid from:
Ordinary Income*	$4,703,682
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$131,041,688
Unrealized depreciation	(111,515,072)
Net unrealized appreciation	$19,526,616

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$2,838,533
2010	7,897,511
2011	192,915
2016	222,736,925
$233,665,884

Of the capital loss carryforwards attributable to the Fund, $1,388,148 (expiring December 31, 2009) remains from the Fund's merger with Nations Separate Account Trust-Capital Growth Portfolio. The availability of a portion of the remaining capital loss carryforwards acquired by the Fund as a result of a merger may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides the Fund with investment advisory services. Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.74%
$500 million to $1 billion	0.69%
$1 billion to $1.5 billion	0.64%
$1.5 billion to $3 billion	0.59%
$3 billion to $6 billion	0.57%
Over $6 billion	0.55%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive its advisory fees through April 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory

14

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

fee rate which Marsico was entitled to receive prior to January 1, 2008.

The advisory fee waiver for the Fund is calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $18 billion	0.00%
Assets in excess of $18 billion and up to $21 billion	0.05%
Assets in excess of $21 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Sub-Advisory Fee—Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $18 billion	0.45%
Assets in excess of $18 billion and up to $21 billion	0.40%
Assets in excess of $21 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico Growth Fund, Variable Series; (ii) Columbia Marsico Focused Equities Fund, Variable Series; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund; (v) Columbia Marsico Focused Equities Fund; (vi) Columbia Marsico 21st Century Fund; and (vii) any future Columbia U.S. equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal

15

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.05% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six months ended June 30, 2009 were as follows:

Broker	Amount
Merrill Lynch*	$18,219

*  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $732,910,385 and $461,194,110, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that held 93.6% of the Fund's shares outstanding. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

16

Notes to Financial Statements (continued)

Columbia Marsico Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG SunAmerica Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

17

Important Information About This Report

A description of the policies and procedures that Columbia Marsico Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19625-0609 (08/09) 09/85002

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009

Columbia Marsico International Opportunities Fund, Variable Series seeks long-term growth of capital.

James G. Gendelman has managed the fund since August 2000.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class B shares outperformed its benchmark, the MSCI EAFE Index1, by a significant margin. Its return was also higher than the average return of the its peer group, the Lipper VUF International Growth Funds Classification.2 All returns were measured in U.S. dollars. The fund's strong performance was primarily the result of stock selection within the financials, energy and health care sectors. Stock selection in the materials and consumer discretionary sectors detracted from return as did currency fluctuations.

•  In the financials sector, Credit Suisse Group, ICICI Bank, Itau Unibanco Banco Multiplo and CapitaLand, a Singapore real estate company, generated strong returns (4.2%, 1.5%, 2.1% and 2.0% of net assets, respectively). Energy holdings Petrobras Petroleo Brasileiro and Transocean, a deep sea drilling operator headquartered in Switzerland, were standout performers (2.9% and 3.5% of net assets, respectively). In health care, Teva Pharmaceutical Industries (2.6% of net assets), a leading generic pharmaceutical company, posted a solid gain. Elsewhere in the portfolio, Hon Hai Precision Industry, Vestas Wind Systems and Anheuser-Busch InBev (1.9%, 4.5% and 3.5% of net assets, respectively) had a positive impact on performance.

•  In the materials sector, Linde posted a negative return and was sold. Accor (1.0% of net assets), a French hotel operator; JCDecaux, a French outdoor advertiser and Las Vegas Sands, a U.S.-based casino/resort operator, detracted from the fund's return. The latter two were sold prior to the end of the period. Currency fluctuations also detracted from the fund's return. The fund had less exposure than the index to the United Kingdom and Australia, whose currencies appreciated substantially versus other major currencies. The currency effect is a by-product of the fund's bottom-up stock selection process and not a major, proactive element of its investment strategy.

•  At the end of the period, the fund had more exposure to Switzerland and Brazil than its benchmark. Emerging markets exposure represented approximately 20% of fund assets, with positions in Brazil, Taiwan, Mexico, Israel, India and China.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve special risks, including foreign taxation and potentially confiscatory levels of taxation and withholding taxes, currency risks, risks associated with possible differences in financial standards and other monetary and political risks.

The fund normally invests in a core portfolio of 35-50 stocks. By maintaining a relatively concentrated portfolio, the fund may be subject to greater risk than a fund that is more fully diversified.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australia and the Far East. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (03/27/98)	16.27	-31.12	3.26	4.77
MSCI EAFE Index	7.95	-31.35	2.31	1.18

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class B	10.45	12.15

Annual operating expense ratio (%)*
Class B	1.39

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

2

Understanding Your Expenses

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
	1,000.00	1,000.00	1,162.70	1,017.65	7.72	7.20	1.44

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—94.7%
Consumer Discretionary—7.8%
Automobiles—3.6%
Bayerische Motoren Werke AG	52,278	$1,974,388
Daimler AG, Registered Shares	68,559	2,480,598
Honda Motor Co., Ltd.	67,500	1,848,227
Hyundai Motor Co.	18,105	1,049,361
		7,352,574
Hotels, Restaurants & Leisure—1.0%
Accor SA	49,795	1,980,121
Household Durables—0.9%
Gafisa SA	223,732	1,871,379
Specialty Retail—1.7%
Esprit Holdings Ltd.	443,500	2,480,791
Hennes & Mauritz AB, Class B	20,954	1,047,523
		3,528,314
Textiles, Apparel & Luxury Goods—0.6%
Compagnie Financiere Richemont SA	57,029	1,188,242
Consumer Staples—8.0%
Beverages—3.5%
Anheuser-Busch InBev NV	198,136	7,173,025
Food & Staples Retailing—1.1%
Tesco PLC	382,673	2,230,455
Food Products—2.3%
Nestle SA, Registered Shares	121,869	4,599,477
Household Products—1.1%
Reckitt Benckiser Group PLC	49,625	2,261,613
Energy—12.7%
Energy Equipment & Services—3.5%
Transocean Ltd. (a)	94,871	7,047,967
Oil, Gas & Consumable Fuels—9.2%
BG Group PLC	110,380	1,854,598
BP PLC	778,763	6,162,472
CNOOC Ltd.	1,724,200	2,123,058
Petro-Canada	25,638	990,121
Petroleo Brasileiro SA, ADR	143,621	5,885,589
Reliance Industries Ltd., GDR (a)(b)	4,150	344,450
Suncor Energy, Inc.	50,660	1,540,510
		18,900,798
Financials—23.8%
Capital Markets—7.5%
Credit Suisse Group AG, Registered Shares	188,112	8,587,250
Daiwa Securities Group, Inc.	659,000	3,894,984
Julius Baer Holding AG	73,129	2,851,296
		15,333,530

	Shares	Value
Commercial Banks—11.2%
Banco Bilbao Vizcaya Argentaria SA	181,076	$2,281,817
BNP Paribas	50,009	3,245,276
DBS Group Holdings Ltd.	338,000	2,743,038
ICICI Bank Ltd., ADR	103,379	3,049,681
Industrial & Commercial Bank of China, Class H	3,406,000	2,369,744
Itau Unibanco Holding SA, ADR	265,559	4,203,799
Mizuho Financial Group, Inc.	2,099,500	4,883,002
		22,776,357
Real Estate Management & Development—5.1%
CapitaLand Ltd.	1,594,000	4,048,417
Cheung Kong Holdings Ltd.	294,000	3,362,912
Hang Lung Properties Ltd.	296,000	959,958
Sumitomo Realty & Development Co., Ltd.	116,000	2,110,059
		10,481,346
Health Care—8.6%
Biotechnology—3.6%
Actelion Ltd., Registered Shares (a)	34,599	1,814,360
CSL Ltd.	210,887	5,450,563
		7,264,923
Life Sciences Tools & Services—2.5%
Lonza Group AG, Registered Shares	52,239	5,188,115
Pharmaceuticals—2.5%
Teva Pharmaceutical Industries Ltd., ADR	105,688	5,214,646
Industrials—13.4%
Airlines—0.6%
Singapore Airlines Ltd.	130,000	1,191,006
Building Products—1.1%
Daikin Industries Ltd.	69,568	2,223,983
Construction & Engineering—0.5%
Hochtief AG	22,044	1,113,712
Electrical Equipment—9.1%
ABB Ltd., Registered Shares (a)	134,050	2,110,013
Alstom	45,232	2,677,118
Gamesa Corp., Tecnologica SA	241,404	4,582,972
Vestas Wind Systems A/S (a)	129,151	9,284,386
		18,654,489
Trading Companies & Distributors—2.1%
Marubeni Corp.	950,000	4,196,997
Information Technology—5.8%
Electronic Equipment, Instruments & Components—1.9%
HON HAI Precision Industry Co., Ltd.	1,281,617	3,945,054

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment—3.9%
ASML Holding NV	139,334	$3,022,188
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	531,028	4,996,973
		8,019,161
Materials—7.4%
Chemicals—2.3%
Potash Corp. of Saskatchewan, Inc.	50,006	4,653,058
Construction Materials—3.6%
Cemex SA de CV, ADR, COP (a)	670,737	6,264,684
CRH PLC	53,142	1,218,341
		7,483,025
Metals & Mining—1.5%
Vale SA, ADR	175,600	3,095,828
Telecommunication Services—7.2%
Diversified Telecommunication Services—3.3%
Telefonica SA	300,589	6,815,852
Wireless Telecommunication Services—3.9%
NII Holdings, Inc. (a)	55,044	1,049,689
Vodafone Group PLC	3,548,142	6,858,462
		7,908,151
Total Common Stocks (cost of $171,061,465)		193,693,198
	Par
SHORT-TERM OBLIGATION—4.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 05/06/13, market value $10,123,890 (repurchase proceeds $9,922,008)	$9,922,000	9,922,000
Total Short-Term Obligation (cost of $9,922,000)		9,922,000
Total Investments—99.6% (cost of $180,983,465) (c)		203,615,198
Other Assets & Liabilities, Net—0.4%		805,834
Net Assets—100.0%		$204,421,032

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of this security, which is not illiquid, amounted to $344,450, which represents 0.2% of net assets.

(c)  Cost for federal income tax purposes is $180,983,465.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Automobiles	$—	$7,352,574	$—	$7,352,574
Hotels, Restaurants & Leisure	—	1,980,121	—	1,980,121
Household Durables	1,871,379	—	—	1,871,379
Specialty Retail	—	3,528,314	—	3,528,314
Textiles, Apparel & Luxury Goods	—	1,188,242	—	1,188,242
	1,871,379	14,049,251	—	15,920,630
Consumer Staples
Beverages	—	7,173,025	—	7,173,025
Food & Staples Retailing	—	2,230,455	—	2,230,455
Food Products	—	4,599,477	—	4,599,477
Household Products	—	2,261,613	—	2,261,613
	—	16,264,570	—	16,264,570
Energy
Energy Equipment & Services	7,047,967	—	—	7,047,967
Oil, Gas & Consumable Fuels	8,760,670	10,140,128	—	18,900,798
	15,808,637	10,140,128	—	25,948,765
Financials
Capital Markets	—	15,333,530	—	15,333,530
Commercial Banks	7,253,480	15,522,877	—	22,776,357
Real Estate Management & Development	—	10,481,346	—	10,481,346
	7,253,480	41,337,753	—	48,591,233
Health Care
Biotechnology	—	7,264,923	—	7,264,923
Life Sciences Tools & Services	—	5,188,115	—	5,188,115
Pharmaceuticals	5,214,646	—	—	5,214,646
	5,214,646	12,453,038	—	17,667,684
Industrials
Airlines	—	1,191,006	—	1,191,006
Building Products	—	2,223,983	—	2,223,983
Construction & Engineering	—	1,113,712	—	1,113,712
Electrical Equipment	—	18,654,489	—	18,654,489
Trading Companies & Distributors	—	4,196,997	—	4,196,997
	—	27,380,187	—	27,380,187
Information Technology
Electronic Equipment, Instruments & Components	—	3,945,054	—	3,945,054
Semiconductors & Semiconductor Equipment	4,996,973	3,022,188	—	8,019,161
	4,996,973	6,967,242	—	11,964,215

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Materials
Chemicals	$4,653,058	$—	$—	$4,653,058
Construction Materials	6,264,684	1,218,341	—	7,483,025
Metals & Mining	3,095,828	—	—	3,095,828
	14,013,570	1,218,341	—	15,231,911
Telecommunication Services
Diversified Telecommunication Services	—	6,815,852	—	6,815,852
Wireless Telecommunication Services	1,049,689	6,858,462	—	7,908,151
	1,049,689	13,674,314	—	14,724,003
Total Common Stocks	50,208,374	143,484,824	—	193,693,198

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
SHORT-TERM OBLIGATION
Repurchase Agreement	$—	$9,922,000	$—	$9,922,000
Total Short-Term Obligations	—	9,922,000	—	9,922,000
Total Investments	50,208,374	153,406,824	—	203,615,198

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the six months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
										Financials
Commercial Banks	$2,351,252	$—	$—	$(906,081)	$3,437,831	$—	$—	$(4,883,002)	$—	$—
Total	$2,351,252	$—	$—	$(906,081)	$3,437,831	$—	$—	$(4,883,002)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

The Fund was invested in the following countries at June 30, 2009:

Summary of Securities By Country	Value	% of Total Investments
Switzerland	$33,386,720	16.4
United Kingdom	19,367,601	9.5
Japan	19,157,254	9.4
Brazil	15,056,595	7.4
Spain	13,680,640	6.7
United States*	10,971,689	5.4
Denmark	9,284,385	4.5
Taiwan	8,942,027	4.4
Singapore	7,982,461	3.9
France	7,902,515	3.9
Canada	7,183,689	3.5
Belgium	7,173,025	3.5
Hong Kong	6,445,928	3.2
Mexico	6,264,683	3.1
Germany	5,568,698	2.7
Australia	5,450,563	2.7
Israel	5,214,646	2.6
India	3,394,131	1.7
Netherlands	3,022,188	1.5
Bermuda	2,480,791	1.2
China	2,369,744	1.2
Ireland	1,218,341	0.6
Korea, Republic of	1,049,361	0.5
Sweden	1,047,523	0.5
	$203,615,198	100.0

*Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depository Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$180,983,465
Investments, at value	$203,615,198
Cash	426
Foreign currency (cost of $504,591)	501,948
Receivable for:
Investments sold	949,750
Fund shares sold	72,194
Dividends	612,759
Interest	8
Foreign tax reclaims	445,358
Prepaid expenses	2,548
Total Assets	206,200,189
Liabilities
Payable for:
Investments purchased	1,171,587
Fund shares repurchased	230,012
Investment advisory fee	141,069
Administration fee	32,163
Transfer agent fee	56
Trustees' fees	41,689
Pricing and bookkeeping fees	6,894
Custody fee	30,541
Distribution fees	41,786
Chief compliance officer expenses	208
Reports to shareholders	44,026
Other liabilities	39,126
Total Liabilities	1,779,157
Net Assets	$204,421,032
Net Assets Consist of
Paid-in capital	$316,298,387
Undistributed net investment income	4,243,407
Accumulated net realized loss	(138,760,294)
Net unrealized appreciation (depreciation) on:
Investments	22,631,733
Foreign currency translations	7,799
Net Assets	$204,421,032
Shares outstanding	16,831,011
Net asset value per share	$12.15

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Marsico International Opportunities Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$2,890,672
Interest	7,648
Foreign taxes withheld	(278,449)
Total Investment Income	2,619,871
Expenses
Investment advisory fee	749,956
Administration fee	173,158
Distribution fees	234,361
Transfer agent fee	166
Pricing and bookkeeping fees	34,951
Trustees' fees	8,821
Custody fee	53,510
Chief compliance officer expenses	362
Other expenses	98,967
Total Expenses	1,354,252
Custody earnings credit	— *
Net Expenses	1,354,252
Net Investment Income	1,265,619
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(34,223,880)
Foreign currency transactions	(32,902)
Net realized loss	(34,256,782)
Net change in unrealized appreciation (depreciation) on:
Investments	60,376,237
Foreign currency translations	10,518
Net change in unrealized appreciation (depreciation)	60,386,755
Net Gain	26,129,973
Net Increase Resulting from Operations	$27,395,592

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Marsico International Opportunities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$1,265,619	$3,276,850
Net realized loss on investments and foreign currency transactions	(34,256,782)	(103,908,815)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	60,386,755	(118,131,958)
Net increase (decrease) resulting from operations	27,395,592	(218,763,923)
Distributions to Shareholders
From net investment income	—	(4,470,501)
From net realized gains	—	(68,241,198)
Total distributions to shareholders	—	(72,711,699)
Net Capital Stock Transactions	(21,503,188)	103,552,136
Total increase (decrease) in net assets	5,892,404	(187,923,486)
Net Assets
Beginning of period	198,528,628	386,452,114
End of period	$204,421,032	$198,528,628
Undistributed net investment income at end of period	$4,243,407	$2,977,788
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Subscriptions	910,677	$10,663,962	5,334,709	$104,335,744
Distributions reinvested	—	—	4,351,388	72,711,699
Redemptions	(3,085,054)	(32,167,150)	(5,998,071)	(73,495,307)
Net increase (decrease)	(2,174,377)	(21,503,188)	3,688,026	103,552,136

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Marsico International Opportunities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)(b)	2005		2004
Net Asset Value, Beginning of Period	$10.45		$25.23	$21.95		$18.44	$15.74		$13.56
Income from Investment Operations:
Net investment income (c)	0.07		0.17 (d)	0.27	(e)	0.05	0.12		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		(10.88)	3.97		4.14	2.92		2.17
Total from investment operations	1.70		(10.71)	4.24		4.19	3.04		2.25
Less Distributions to Shareholders:
From net investment income	—		(0.25)	(0.02)		(0.06)	(0.02)		(0.05)
From net realized gains	—		(3.82)	(0.94)		(0.62)	(0.32)		(0.02)
Total distributions to shareholders	—		(4.07)	(0.96)		(0.68)	(0.34)		(0.07)
Net Asset Value, End of Period	$12.15		$10.45	$25.23		$21.95	$18.44		$15.74
Total return (f)	16.27	%(g)	(48.49)%	19.68%		23.22%	19.52	%(h)	16.59	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.44	%(j)	1.39%	1.39%		1.37%	1.49%		1.50%
Interest expense	—		—	—	%(k)	—	—		—
Net expenses (i)	1.44	%(j)	1.39%	1.39%		1.37%	1.49%		1.50%
Waiver/Reimbursement	—		—	—		—	—	%(k)	0.07%
Net investment income (i)	1.35	%(j)	0.98%	1.15%		0.27%	0.78%		0.53%
Portfolio turnover rate	44	%(g)	132%	133%		102%	154%		130%
Net assets, end of period (000s)	$204,421		$198,529	$386,452		$399,607	$157,851		$113,124

(a)  On May 1, 2006, Nations Marsico International Opportunities Portfolio was renamed Columbia Marsico International Opportunities Fund, Variable Series.

(b)  On October 2, 2006, the Fund's Share class was renamed Class B shares..

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund, Variable Series (the "Fund") is a series of Columbia Funds Variable Insurance Trust I (the "Trust"). The Trust is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective—The Fund seeks long-term growth of capital.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers one class of shares: Class B. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board "(FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

12

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional Class B shares of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the

13

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

December 31, 2008
Distributions paid from:
Ordinary Income*	$35,560,926
Long-Term Capital Gains	37,150,773

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$34,556,407
Unrealized depreciation	(11,924,674)
Net unrealized appreciation	$22,631,733

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$61,748,777

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.80% of the Fund's average daily net assets.

To the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, Columbia has contractually agreed to waive its advisory fees through April 30, 2010.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of the Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 in which Marsico is entitled from the Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represents the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

The advisory fee waiver for the Fund is calculated as follows:

Fund Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $6 billion	0.00%
Assets in excess of $6 billion and up to $10 billion	0.05%
Assets in excess of $10 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund, Variable Series; (ii) Columbia Marsico International Opportunities Fund; (iii) Columbia Multi-Advisor International Equity Fund; and (vii) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Sub-Advisory Fee—Marsico has been retained by Columbia to serve as the investment sub-advisor to the Fund. As the sub-advisor, Marsico is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the

14

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Fund. Marsico is entitled to receive a monthly sub-advisory fee at the following annual rates:

Fund Average Daily Net Assets*	Annual Fee Rate
Assets up to $6 billion	0.45%
Assets in excess of $6 billion and up to $10 billion	0.40%
Assets in excess of $10 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund, Variable Series; (ii) Columbia Marsico International Opportunities Fund; (iii) Columbia Multi-Advisor International Equity Fund; and (vii) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Columbia, from the investment advisory fee it receives, pays Marsico the monthly sub-advisory fee to which Marsico is entitled.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.22% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.20% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to May 1, 2009, Columbia contractually agreed to waive fees and/or reimburse the Fund for certain expense so that the Fund's ordinary operating expenses did not exceed 1.50% annually of the Fund's average daily net assets.

Also prior to May 1, 2009, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, Columbia contractually agreed to waive

15

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

its advisory fees in the amount equal to the difference between the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate of 0.45% of the Fund's average daily net assets to which Marsico was entitled from the Fund prior to January 1, 2008, and the dollar amount calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 to which Marsico is entitled from the Fund which is described under the "Sub-Advisory Fee" section.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six months ended June 30, 2009 were as follows:

Broker	Amount
Merrill Lynch*	$10,563

*  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $77,338,293 and $91,365,810, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had three shareholders that collectively held 84.7% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005.

16

Notes to Financial Statements (continued)

Columbia Marsico International Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

17

Important Information About This Report

A description of the policies and procedures that Columbia Marsico International Opportunities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19624-0609 (08/09) 09-84997

Columbia Mid Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust I

2009 Semiannual Report

The views expressed in this report reflect the current views of the Portfolio Manager. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009

Columbia Mid Cap Growth Fund, Variable Series seeks long-term capital appreciation.

Wayne M. Collette and George J. Myers have co-managed the fund since October 2006. Lawrence W. Lin and Brian D. Neigut have co-managed the fund since October 2007.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outperformed the Russell Midcap Index1 but trailed the Russell Midcap Growth Index.1 The fund also underperformed the average return of its peer group, the Lipper VUF Mid-Cap Growth Funds Classification.2 Holdings in the consumer discretionary and technology sectors detracted from results relative to the Russell Midcap Growth index and peer group. The portfolio's emphasis on quality companies during a rally that featured more speculative issues also hurt comparative returns.

•  Firming oil prices and attractive production prospects compared to competitors boosted three energy exploration companies. We took advantage of higher prices to sell Southwest Energy and Whiting Petroleum. In addition, Denbury Resources (0.6% of net assets) was added to the Standard & Poor's 500 Index, attracting index investors. In the financial sector, asset managers Waddell & Reed Financial and Janus Capital Group (1.0% and 1.8% of net assets, respectively) benefited from rising markets that boosted management fees by increasing the value of their portfolios. Good performance also drew new customers.

  An outbreak of swine flu in Mexico, where Burger King (0.6% of net assets) enjoys strong business, drove shares down abruptly. Concerns that the company's earnings growth is the result of cost-cutting, not increased revenues, also pressured shares. We reduced the size of our position and redeployed capital. We also eliminated Dreamworks Animation, which declined amid slowing DVD sales. Our defensive approach hurt results in information technology. The portfolio was underweight in the semiconductor industry, where performance was strongest during the second-quarter rally. We believe that weak computer sales in upcoming quarters could hold back semiconductor production once the current wave of inventory replenishment has passed.

•  We are in the process of tilting the portfolio toward more cyclical companies in hopes of capitalizing on an economic upturn. True to our process, we are emphasizing companies with solid finances and strong management teams, with good return on capital and rising margins on the belief that investors may turn to companies with these qualities in a period when growth potential is hard to find. We are also exploring growth possibilities in China and other emerging markets, where recovery appears to be under way.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Growth securities typically trade at a higher multiple of earnings than other types of securities and the prices of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Because mid-size companies often have narrower markets, limited financial resources and stocks that are not as actively traded as large company stocks, their share prices tend to be more volatile.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	Life*
Class A (05/01/01)	13.03	-34.85	0.87	-3.35
Class B (10/02/06)	13.13	-34.99	0.69	-3.46
Russell Midcap Growth Index	16.61	-30.33	-0.44	-0.24
Russell Midcap Index	9.96	-30.36	-0.11	2.36

Inception date of share class is in parentheses.

*Index performance for life of the fund is from May 1, 2001

Net asset value per share ($)	12/31/08	06/30/09
Class A	4.22	4.77
Class B	4.19	4.74

Annual operating expense ratio (%)*
Class A	1.25
Class B	1.50

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to October 2, 2006, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to October 2, 2006 would be lower.

2

Understanding Your Expenses

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,130.32	1,020.03	5.07	4.81	0.96
Class B	1,000.00	1,000.00	1,131.31	1,018.79	6.39	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—98.4%
Consumer Discretionary—17.7%
Distributors — 0.4%
LKQ Corp. (a)	6,830	$112,354
Diversified Consumer Services—2.8%
Apollo Group, Inc., Class A (a)	3,100	220,472
DeVry, Inc.	3,960	198,158
H&R Block, Inc.	7,040	121,299
ITT Educational Services, Inc. (a)	2,421	243,698
		783,627
Hotels, Restaurants & Leisure—3.6%
Buffalo Wild Wings, Inc. (a)	4,660	151,543
Burger King Holdings, Inc.	9,460	163,374
Chipotle Mexican Grill, Inc., Class A (a)	1,440	115,200
Ctrip.com International Ltd., ADR	2,990	138,437
Darden Restaurants, Inc.	5,340	176,114
Starwood Hotels & Resorts Worldwide, Inc.	7,930	176,046
Wynn Resorts Ltd. (a)	2,740	96,722
		1,017,436
Household Durables—0.4%
Garmin Ltd.	4,050	96,471
Internet & Catalog Retail—1.8%
Netflix, Inc. (a)	5,610	231,917
Priceline.com, Inc. (a)	1,960	218,638
Ticketmaster Entertainment, Inc. (a)	10,340	66,383
		516,938
Leisure Equipment & Products—0.4%
Polaris Industries, Inc.	3,794	121,863
Media—1.4%
Lamar Advertising Co., Class A (a)	7,980	121,855
McGraw-Hill Companies, Inc.	9,320	280,625
		402,480
Multiline Retail—0.9%
Nordstrom, Inc.	12,050	239,675
Specialty Retail—5.0%
Abercrombie & Fitch Co., Class A	4,320	109,685
Advance Auto Parts, Inc.	3,500	145,215
Aeropostale, Inc. (a)	4,980	170,665
American Eagle Outfitters, Inc.	9,270	131,356
Bed Bath & Beyond, Inc. (a)	4,340	133,455
Best Buy Co., Inc.	3,250	108,842
GameStop Corp., Class A (a)	6,090	134,041
Sherwin-Williams Co.	2,120	113,950
TJX Companies, Inc.	7,190	226,197
Urban Outfitters, Inc. (a)	5,390	112,489
		1,385,895
Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	6,320	169,881
Hanesbrands, Inc. (a)	7,680	115,277
		285,158

	Shares	Value
Consumer Staples—4.4%
Beverages—0.6%
Central European Distribution Corp. (a)	6,060	$161,014
Food Products—2.1%
Campbell Soup Co.	4,900	144,158
Corn Products International, Inc.	6,430	172,260
H.J. Heinz Co.	7,690	274,533
		590,951
Personal Products—1.7%
Avon Products, Inc.	12,680	326,890
Herbalife Ltd.	5,040	158,962
		485,852
Energy—7.3%
Energy Equipment & Services—2.9%
Core Laboratories NV	1,190	103,709
Diamond Offshore Drilling, Inc.	3,790	314,759
FMC Technologies, Inc. (a)	3,580	134,536
National Oilwell Varco, Inc. (a)	4,220	137,825
Smith International, Inc.	4,800	123,600
		814,429
Oil, Gas & Consumable Fuels—4.4%
Alpha Natural Resources, Inc. (a)	3,600	94,572
Concho Resources, Inc. (a)	6,068	174,091
CONSOL Energy, Inc.	5,200	176,592
Continental Resources, Inc. (a)	5,162	143,246
Denbury Resources, Inc. (a)	10,780	158,789
PetroHawk Energy Corp. (a)	6,550	146,065
Quicksilver Resources, Inc. (a)	12,150	112,874
Range Resources Corp.	2,340	96,899
Ultra Petroleum Corp. (a)	3,620	141,180
		1,244,308
Financials—8.0%
Capital Markets—5.1%
Affiliated Managers Group, Inc. (a)	3,240	188,536
Ameriprise Financial, Inc.	4,820	116,981
Invesco Ltd.	6,430	114,583
Janus Capital Group, Inc.	44,494	507,231
T. Rowe Price Group, Inc.	5,010	208,767
Waddell & Reed Financial, Inc., Class A	10,840	285,851
		1,421,949
Commercial Banks—0.3%
Zions Bancorporation	6,340	73,290
Diversified Financial Services—1.0%
IntercontinentalExchange, Inc. (a)	1,310	149,654
Moody's Corp.	5,490	144,662
		294,316
Real Estate Investment Trusts (REITs)—1.0%
Alexandria Real Estate Equities, Inc.	3,120	111,665
Digital Realty Trust, Inc.	5,010	179,608
		291,273

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Real Estate Management & Development—0.6%
CB Richard Ellis Group, Inc., Class A (a)	18,110	$169,510
Health Care—14.2%
Biotechnology—1.6%
Alexion Pharmaceuticals, Inc. (a)	2,420	99,510
BioMarin Pharmaceuticals, Inc. (a)	9,530	148,763
Vertex Pharmaceuticals, Inc. (a)	5,940	211,702
		459,975
Health Care Equipment & Supplies—1.9%
Hologic, Inc. (a)	14,040	199,789
Intuitive Surgical, Inc. (a)	1,490	243,853
Varian Medical Systems, Inc. (a)	2,870	100,852
		544,494
Health Care Providers & Services—5.8%
CIGNA Corp.	11,780	283,780
Express Scripts, Inc. (a)	9,390	645,563
Medco Health Solutions, Inc. (a)	2,460	112,201
Mednax, Inc. (a)	3,710	156,302
Patterson Companies, Inc. (a)	9,240	200,508
VCA Antech, Inc. (a)	7,980	213,066
		1,611,420
Health Care Technology—0.3%
Cerner Corp. (a)	1,420	88,452
Life Sciences Tools & Services—3.5%
ICON PLC, ADR (a)	17,040	367,723
Illumina, Inc. (a)	4,670	181,850
Life Technologies Corp. (a)	10,230	426,796
		976,369
Pharmaceuticals—1.1%
Cephalon, Inc. (a)	1,870	105,936
Perrigo Co.	6,790	188,626
		294,562
Industrials—14.2%
Aerospace & Defense—2.6%
BE Aerospace, Inc. (a)	14,610	209,800
ITT Corp.	3,880	172,660
Precision Castparts Corp.	4,714	344,263
		726,723
Commercial Services & Supplies—1.1%
Stericycle, Inc. (a)	3,560	183,447
Waste Connections, Inc. (a)	4,351	112,734
		296,181
Construction & Engineering—1.1%
Foster Wheeler AG (a)	8,790	208,762
Jacobs Engineering Group, Inc. (a)	2,630	110,697
		319,459
Electrical Equipment—1.3%
AMETEK, Inc.	5,020	173,591
Roper Industries, Inc.	4,480	202,989
		376,580

	Shares	Value
Industrial Conglomerates—1.4%
McDermott International, Inc. (a)	15,320	$311,149
Textron, Inc.	9,440	91,191
		402,340
Machinery—3.4%
Bucyrus International, Inc.	6,630	189,353
Cummins, Inc.	5,960	209,852
Joy Global, Inc.	4,098	146,380
Navistar International Corp. (a)	3,470	151,292
Pall Corp.	6,070	161,219
Wabtec Corp.	3,200	102,944
		961,040
Marine—0.4%
Genco Shipping & Trading Ltd.	5,350	116,202
Professional Services—1.0%
Dun & Bradstreet Corp.	1,780	144,554
Monster Worldwide, Inc. (a)	10,593	125,103
		269,657
Road & Rail—1.3%
Landstar System, Inc.	5,950	213,665
Old Dominion Freight Line, Inc. (a)	4,400	147,708
		361,373
Trading Companies & Distributors—0.6%
Fastenal Co.	5,030	166,845
Information Technology—19.7%
Communications Equipment—2.5%
CommScope, Inc. (a)	13,218	347,105
Motorola, Inc.	29,100	192,933
Tandberg ASA	9,250	156,158
		696,196
Computers & Peripherals—1.7%
NCR Corp. (a)	12,480	147,638
NetApp, Inc. (a)	6,780	133,702
SanDisk Corp. (a)	13,280	195,083
		476,423
Electronic Equipment, Instruments & Components—1.1%
AU Optronics Corp., ADR	11,840	114,611
LG Display Co., Ltd., ADR	17,270	215,703
		330,314
Internet Software & Services—1.9%
Akamai Technologies, Inc. (a)	4,790	91,872
Equinix, Inc. (a)	1,929	140,316
Sohu.com, Inc. (a)	2,970	186,605
VeriSign, Inc. (a)	6,240	115,315
		534,108
IT Services—2.5%
Alliance Data Systems Corp. (a)	4,090	168,467
Cognizant Technology Solutions Corp., Class A (a)	5,200	138,840
Hewitt Associates, Inc., Class A (a)	4,430	131,926
MasterCard, Inc., Class A	1,030	172,329
Paychex, Inc.	3,670	92,484
		704,046

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment—4.8%
Altera Corp.	6,770	$110,216
Analog Devices, Inc.	11,925	295,501
Broadcom Corp., Class A (a)	10,450	259,055
Integrated Device Technology, Inc. (a)	20,570	124,243
International Rectifier Corp. (a)	6,560	97,154
MEMC Electronic Materials, Inc. (a)	11,400	203,034
NVIDIA Corp. (a)	11,320	127,803
ON Semiconductor Corp. (a)	18,530	127,116
		1,344,122
Software—5.2%
Adobe Systems, Inc. (a)	4,010	113,483
Autodesk, Inc. (a)	5,160	97,937
BMC Software, Inc. (a)	3,550	119,954
Cadence Design Systems, Inc. (a)	17,160	101,244
Electronic Arts, Inc. (a)	11,030	239,571
Intuit, Inc. (a)	6,660	187,546
McAfee, Inc. (a)	6,090	256,937
Salesforce.com, Inc. (a)	4,410	168,330
Symantec Corp. (a)	11,080	172,405
		1,457,407
Materials—6.8%
Chemicals—3.0%
CF Industries Holdings, Inc.	4,480	332,147
Ecolab, Inc.	3,730	145,433
Potash Corp. of Saskatchewan, Inc.	3,750	348,937
		826,517
Containers & Packaging—0.5%
Greif, Inc., Class A	3,190	141,062
Metals & Mining—3.3%
Agnico-Eagle Mines Ltd.	4,100	215,168
Cliffs Natural Resources, Inc.	13,530	331,079
Steel Dynamics, Inc.	8,290	122,112
Walter Energy, Inc.	7,200	260,928
		929,287
Telecommunication Services—3.5%
Wireless Telecommunication Services—3.5%
American Tower Corp., Class A (a)	8,490	267,690
Leap Wireless International, Inc. (a)	3,560	117,231
Millicom International Cellular SA (a)	2,060	115,895
NII Holdings, Inc. (a)	7,320	139,592
SBA Communications Corp., Class A (a)	13,320	326,873
		967,281
Utilities—2.6%
Electric Utilities—0.6%
PPL Corp.	4,980	164,141
Gas Utilities—0.6%
Questar Corp.	5,570	173,004

	Shares	Value
Independent Power Producers & Energy Traders—1.1%
AES Corp. (a)	25,920	$300,931
Multi-Utilities—0.3%
Xcel Energy, Inc.	5,010	92,234
Total Common Stocks (cost of $25,156,864)		27,617,534
	Par
SHORT-TERM OBLIGATION—1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $368,313 (repurchase proceeds $360,000)	$360,000	360,000
Total Short-Term Obligation (cost of $360,000)		360,000
Total Investments—99.7% (cost of $25,516,864) (b)		27,977,534
Other Assets & Liabilities, Net—0.3%		92,326
Net Assets—100.0%		$28,069,860

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $25,516,864.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Distributors	$112,354	$—	$—	$112,354
Diversified Consumer Services	783,627	—	—	783,627
Hotels, Restaurants & Leisure	1,017,436	—	—	1,017,436
Household Durables	96,471	—	—	96,471
Internet & Catalog Retail	516,938	—	—	516,938
Leisure Equipment & Products	121,863	—	—	121,863
Media	402,480	—	—	402,480
Multiline Retail	239,675	—	—	239,675
Specialty Retail	1,385,895	—	—	1,385,895
Textiles, Apparel & Luxury Goods	285,158	—	—	285,158
	4,961,897	—	—	4,961,897
Consumer Staples
Beverages	161,014	—	—	161,014
Food Products	590,951	—	—	590,951
Personal Products	485,852	—	—	485,852
	1,237,817	—	—	1,237,817

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Energy
Energy Equipment & Services	$814,429	$—	$—	$814,429
Oil, Gas & Consumable Fuels	1,244,308	—	—	1,244,308
	2,058,737	—	—	2,058,737
Financials
Capital Markets	1,421,949	—	—	1,421,949
Commercial Banks	73,290	—	—	73,290
Diversified Financial Services	294,316	—	—	294,316
Real Estate Investment Trusts (REITs)	291,273	—	—	291,273
Real Estate Management & Development	169,510	—	—	169,510
	2,250,338	—	—	2,250,338
Health Care
Biotechnology	459,975	—	—	459,975
Health Care Equipment & Supplies	544,494	—	—	544,494
Health Care Providers & Services	1,611,420	—	—	1,611,420
Health Care Technology	88,452	—	—	88,452
Life Sciences Tools & Services	976,369	—	—	976,369
Pharmaceuticals	294,562	—	—	294,562
	3,975,272	—	—	3,975,272
Industrials
Aerospace & Defense	726,723	—	—	726,723
Commercial Services & Supplies	296,181	—	—	296,181
Construction & Engineering	319,459	—	—	319,459
Electrical Equipment	376,580	—	—	376,580
Industrial Conglomerates	402,340	—	—	402,340
Machinery	961,040	—	—	961,040
Marine	116,202	—	—	116,202
Professional Services	269,657	—	—	269,657
Road & Rail	361,373	—	—	361,373
Trading Companies & Distributors	166,845	—	—	166,845
	3,996,400	—	—	3,996,400
Information Technology
Communications Equipment	540,038	156,158	—	696,196
Computers & Peripherals	476,423	—	—	476,423
Electronic Equipment, Instruments & Components	330,314	—	—	330,314
Internet Software & Services	534,108	—	—	534,108
IT Services	704,046	—	—	704,046
Semiconductors & Semiconductor Equipment	1,344,122	—	—	1,344,122
Software	1,457,407	—	—	1,457,407
	5,386,458	156,158	—	5,542,616

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Materials
Chemicals	$826,517	$—	$—	$826,517
Containers & Packaging	141,062	—	—	141,062
Metals & Mining	929,287	—	—	929,287
	1,896,866	—	—	1,896,866
Telecommunication Services
Wireless Telecommunication Services	967,281	—	—	967,281
Utilities
Electric Utilities	164,141	—	—	164,141
Gas Utilities	173,004	—	—	173,004
Independent Power Producers & Energy Traders	300,931	—	—	300,931
Multi-Utilities	92,234	—	—	92,234
	730,310	—	—	730,310
Total Common Stocks	27,461,376	156,158	—	27,617,534
Short-Term Obligation
Repurchase Agreement	—	360,000	—	360,000
Total Short-Term Obligations	—	360,000	—	360,000
Total Investments	27,461,376	516,158	—	27,977,534
Total	$27,461,376	$516,158	$—	$27,977,534

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	19.7
Consumer Discretionary	17.7
Health Care	14.2
Industrials	14.2
Financials	8.0
Energy	7.3
Materials	6.8
Consumer Staples	4.4
Telecommunication Services	3.5
Utilities	2.6
98.4
Short-Term Obligations	1.3
Other Assets & Liabilities, Net	0.3
100.0

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

For the six month period ended June 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	28	2,716
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(28)	(2,716)
Options outstanding at June 30, 2009	—	$—

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$25,516,864
Investments, at value	$27,977,534
Cash	693
Receivable for:
Investments sold	164,967
Fund shares sold	4,439
Dividends receivable	13,110
Expense reimbursement due from investment advisor	14,472
Prepaid expenses	315
Total Assets	28,175,530
Liabilities
Payable for:
Fund shares repurchased	4,176
Investment advisory fee	15,434
Administration fee	1,989
Transfer agent fee	82
Trustees' fees	31,602
Audit fee	19,115
Legal fees	21,066
Pricing and bookkeeping fees	5,071
Custody fee	4,105
Distribution fees — Class B	2
Chief compliance officer expenses	184
Other liabilities	2,844
Total Liabilities	105,670
Net Assets	$28,069,860
Net Assets Consist of
Paid-in capital	$37,247,411
Undistributed net investment income	7,978
Accumulated net realized loss	(11,646,199)
Net unrealized appreciation (depreciation) on investments	2,460,670
Net Assets	$28,069,860
Class A
Net assets	$28,061,813
Shares outstanding	5,880,199
Net asset value per share	$4.77
Class B
Net assets	$8,047
Shares outstanding	1,697
Net asset value per share	$4.74

See Accompanying Notes to Financial Statements.

9

Statement of Operations

Columbia Mid Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$136,111
Interest	276
Foreign taxes withheld	(803)
Total Investment Income	135,584
Expenses
Investment advisory fee	85,789
Administration fee	9,373
Distribution fees — Class B	9
Transfer agent fee	65
Trustees' fees	7,981
Custody fee	7,800
Audit fee	20,316
Legal fees	29,086
Pricing and bookkeeping fees	23,458
Reports to shareholders	22,910
Chief compliance officer expenses	301
Other expenses	2,968
Total Expenses	210,056
Fees waived or expenses reimbursed by investment advisor	(82,780)
Custody earnings credit	— *
Net Expenses	127,276
Net Investment Income	8,308
Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency
Net realized gain (loss) on:
Investments	(5,086,621)
Written options	2,716
Foreign currency transactions	14
Net realized loss	(5,083,891)
Net change in unrealized appreciation (depreciation) on investments	8,351,587
Net Gain	3,267,696
Net Increase Resulting from Operations	$3,276,004

*  Rounds to less than $1.00

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets

Columbia Mid Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income (loss)	$8,308	$(78,608)
Net realized loss on investments, written options and foreign currency transactions	(5,083,891)	(6,335,458)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,351,587	(17,059,796)
Net increase (decrease) resulting from operations	3,276,004	(23,473,862)
Distributions to Shareholders
From net realized gains:
Class A	—	(6,372,694)
Class B	—	(1,531)
Total distributions to shareholders	—	(6,374,225)
Net Capital Stock Transactions	(2,737,493)	(5,214,469)
Total increase (decrease) in net assets	538,511	(35,062,556)
Net Assets
Beginning of period	27,531,349	62,593,905
End of period	$28,069,860	$27,531,349
Undistributed net investment income (Accumulated net investment loss) at end of period	$7,978	$(330)

Capital Stock Activity
	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	114,096	$504,685	319,184	$1,603,553
Distributions reinvested	—	—	906,500	6,372,693
Redemptions	(761,537)	(3,242,178)	(1,896,393)	(13,192,246)
Net decrease	(647,441)	(2,737,493)	(670,709)	(5,216,000)
Class B
Distributions reinvested	—	—	219	1,531
Net increase	—	—	219	1,531

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Mid Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)(b)	2005	2004
Net Asset Value, Beginning of Period	$4.22		$8.69	$8.86	$7.92	$8.10	$7.10
Income from Investment Operations:
Net investment income (loss) (c)	—	(d)	(0.01)	(0.02)	0.01	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments, written options and foreign currency	0.55		(3.42)	1.73	1.35	0.40	1.03
Total from investment operations	0.55		(3.43)	1.71	1.36	0.39	1.00
Less Distributions to Shareholders:
From net investment income	—		—	(0.01)	—	—	—
From net realized gains	—		(1.04)	(1.87)	(0.42)	(0.57)	—
Total distributions to shareholders	—		(1.04)	(1.88)	(0.42)	(0.57)	—
Net Asset Value, End of Period	$4.77		$4.22	$8.69	$8.86	$7.92	$8.10
Total return (e)(f)	13.03	%(g)	(44.28)%	19.88%	17.69%	5.19%	14.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.96	%(i)	1.00%	1.00%	1.00%	1.00%	1.00%
Interest expense	—		—	—	—	—	—	%(j)
Net expenses (h)	0.96	%(i)	1.00%	1.00%	1.00%	1.00%	1.00%
Waiver/Reimbursement	0.63	%(i)	0.25%	0.14%	0.22%	0.33%	0.38%
Net investment income (loss) (h)	0.06	%(i)	(0.16)%	(0.18)%	0.11%	(0.13)%	(0.49)%
Portfolio turnover rate	104	%(g)	136%	157%	176%	57%	151%
Net assets, end of period (000s)	$28,062		$27,524	$62,581	$64,189	$63,956	$59,233

(a)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Varaible Series.

(b)  On October 2, 2006, the Fund's share class was renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01% except for the years ended December 31, 2005 and 2006, which had an impact of 0.04% and 0.03%, respectively.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights

Columbia Mid Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,		Period Ended December 31,
	2009		2008	2007	2006(a)(b)
Net Asset Value, Beginning of Period	$4.19		$8.67	$8.85	$8.24
Income from Investment Operations:
Net investment income (loss) (c)	—	(d)	(0.03)	(0.04)	0.01
Net realized and unrealized gain (loss) on investments, written options and foreign currency	0.55		(3.41)	1.73	0.60
Total from investment operations	0.55		(3.44)	1.69	0.61
Less Distributions to Shareholders:
From net realized gains	—		(1.04)	(1.87)	—
Net Asset Value, End of Period	$4.74		$4.19	$8.67	$8.85
Total return (e)(f)	13.13	%(g)	(44.52)%	19.63%	7.40	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.21	%(i)	1.25%	1.25%	1.25	%(i)
Waiver/Reimbursement	0.63	%(i)	0.25%	0.14%	0.04	%(i)
Net investment income (loss) (h)	(0.17	)%(i)	(0.38)%	(0.46)%	0.52	%(i)
Portfolio turnover rate	104	%(g)	136%	157%	176	%(g)
Net assets, end of period (000s)	$8		$7	$13	$11

(a)  On May 1, 2006, Nations Marsico MidCap Growth Portfolio was renamed Columbia Marsico Mid Cap Growth Fund, Variable Series and effective October 2, 2006, Columbia Marsico Mid Cap Growth Fund, Variable Series was renamed Columbia Mid Cap Growth Fund, Varaible Series..

(b)  Class B shares commenced operations on October 2, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01% except for the years ended December 31, 2006, which had an impact of 0.13%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Mid Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust I (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all of the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board "(FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

14

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Options—The Fund had written put options on securities it owns to increase return on instruments. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

15

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Foreign Tax—The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

December 31, 2008
Distributions paid from:
Ordinary Income*	$3,889,917
Long-Term Capital Gains	2,484,308

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$3,744,397
Unrealized depreciation	(1,283,727)
Net unrealized appreciation	$2,460,670

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$3,531,707

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns

16

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.23% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.90% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to May 1, 2009, Columbia contractually agreed to waive fees and/or reimburse the Fund for certain expense so that the Fund's ordinary operating expenses did not exceed 1.00% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the

17

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, a series of Columbia Funds Series Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six months ended June 30, 2009 were as follows:

Broker	Amount
Merrill Lynch*	$248

*  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:

The table below reflects the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives by primary risk exposure for the six months ended June 30, 2009.

Equity Risk	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Written put options	$2,716	$—
Total Derivatives Realized and Change in unrealized gain (loss) (a)(b)	$2,716	$—

(a)  Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $2,716 for written put options.

(b)  Total derivatives change in unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $0 for written put options.

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $27,351,149 and $29,723,981, respectively.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under these arrangements.

Note 9. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 94.1% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics

18

Notes to Financial Statements (continued)

Columbia Mid Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action — Mehta v AIG SunAmerica Life Assurance Company — involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal was affirmed by the United States Court of Appeals for the Fourth Circuit. On April 30, 2009, plaintiff filed a petition for a writ of certiorari with the United States Supreme Court. The petition is pending.

19

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19626-0609 (08/09) 09/85357

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 20, 2009